Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Information Technology—35.4%
*	Adobe, Inc.	13,866	$6,318
*	Advanced Micro Devices, Inc.	53,884	5,892
*	Dynatrace, Inc.	54,015	2,544
	Fidelity National Information Services, Inc.	47,287	4,749
	Mastercard, Inc.	35,199	12,579
	Microsoft Corporation	88,325	27,231
*	MongoDB, Inc.	5,491	2,436
	National Instruments Corporation	101,961	4,139
*	Nice, Ltd.—ADR	13,143	2,878
	NVIDIA Corporation	25,997	7,094
*	PayPal Holdings, Inc.	43,495	5,030
*	Pure Storage, Inc.	193,414	6,829
	Texas Instruments, Inc.	32,157	5,900
*	Verra Mobility Corporation	236,237	3,846
*	Workday, Inc.	20,977	5,023
			102,488

	Consumer Discretionary—15.1%
*	Amazon.com, Inc.	6,764	22,050
*	Bright Horizons Family Solutions, Inc.	34,962	4,639
*	Burlington Stores, Inc.	15,683	2,857
*	Etsy, Inc.	11,891	1,478
*	Farfetch, Ltd.†	91,916	1,390
	NIKE, Inc.	37,479	5,043
*	Overstock.com, Inc.	24,256	1,067
*	Revolve Group, Inc.	38,240	2,053
*	Rush Street Interactive, Inc.	124,702	907
*	Skyline Champion Corporation	37,845	2,077
			43,561

	Health Care—13.4%
	Agilent Technologies, Inc.	16,118	2,133
	Azenta, Inc.	22,676	1,879
*	Certara, Inc.	89,873	1,931
*	HealthEquity, Inc.	36,344	2,451
*	Horizon Therapeutics plc†	39,546	4,161
*	Penumbra, Inc.	9,955	2,211
	STERIS plc†	18,368	4,441
	Stryker Corporation	29,944	8,006
	UnitedHealth Group, Inc.	16,929	8,633
	Zoetis, Inc.	15,841	2,987
			38,833

	Communication Services—11.2%
*	Alphabet, Inc. Class “A”	7,966	22,156
*	Take-Two Interactive Software, Inc.	23,031	3,541
	Warner Music Group Corporation	107,097	4,054
*	ZipRecruiter, Inc.	115,511	2,654
			32,405

	Industrials—7.6%
*	ACV Auctions, Inc.	100,855	1,494
*	Clarivate plc†	191,243	3,205
*	Copart, Inc.	41,440	5,199

See accompanying Notes to Portfolio of Investments.

1

Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Industrials — (continued)
*	CoStar Group, Inc.	43,099	$2,871
*	Energy Recovery, Inc.	124,874	2,515
*	Kornit Digital, Ltd.†	19,671	1,627
	The Brink’s Co.	56,531	3,844
*	Trex Co., Inc.	20,465	1,337
			22,092

	Consumer Staples—4.6%
*	Performance Food Group Co.	73,913	3,763
	The Coca-Cola Co.	98,998	6,138
	The Estee Lauder Cos., Inc.	12,523	3,410
			13,311

	Energy—3.8%
	Cameco Corporation	192,384	5,598
*	Green Plains, Inc.	67,237	2,085
	New Fortress Energy, Inc.	80,964	3,450
			11,133

	Financials—3.4%
	Aon plc†	11,264	3,668
	Ares Management Corporation	49,657	4,034
	Bridge Investment Group Holdings, Inc.	98,524	2,005
			9,707

	Real Estate—1.9%
	SBA Communications Corporation	9,047	3,113
*	Zillow Group, Inc.	46,852	2,309
			5,422

	Materials—1.8%
	Ball Corporation	57,375	5,164

	Total Common Stocks—98.2% (cost $161,680)		284,116

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/22, due 4/1/22, repurchase price $3,944, collateralized by U.S. Treasury Bond, 4.250%, due 5/15/39, valued at $4,023	$3,944	3,944

	Total Repurchase Agreement—1.3% (cost $3,944)		3,944

	Total Investments—99.5% (cost $165,624)		288,060

	Cash and other assets, less liabilities—0.5%		1,339

	Net assets—100.0%		$289,399

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

2

Large Cap Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Information Technology—42.2%
	Accenture plc†	114,970	$38,771
*	Adobe, Inc.	60,140	27,401
*	Advanced Micro Devices, Inc.	258,338	28,247
*	Guidewire Software, Inc.	158,100	14,959
	Intuit, Inc.	66,520	31,986
	Lam Research Corporation	42,680	22,945
	Mastercard, Inc.	148,540	53,085
	Microsoft Corporation	522,460	161,080
	NVIDIA Corporation	168,280	45,917
*	PayPal Holdings, Inc.	262,900	30,404
*	salesforce.com, Inc.	162,510	34,504
	Texas Instruments, Inc.	117,700	21,596
*	Unity Software, Inc.	200,330	19,875
			530,770

	Consumer Discretionary—17.3%
*	Amazon.com, Inc.	36,455	118,842
*	Marriott International, Inc.	220,220	38,704
	NIKE, Inc.	244,370	32,882
	Starbucks Corporation	292,670	26,624
			217,052

	Communication Services—14.0%
*	Alphabet, Inc. Class “A”	33,870	94,204
*	Alphabet, Inc. Class “C”	7,290	20,361
*	Live Nation Entertainment, Inc.	297,830	35,037
*	Netflix, Inc.	68,500	25,659
			175,261

	Health Care—9.9%
*	ABIOMED, Inc.	70,778	23,445
	Stryker Corporation	118,770	31,753
	UnitedHealth Group, Inc.	83,990	42,832
	Zoetis, Inc.	140,330	26,465
			124,495

	Consumer Staples—6.0%
	Costco Wholesale Corporation	87,330	50,289
	The Estee Lauder Cos., Inc.	91,730	24,980
			75,269

	Industrials—5.8%
*	Copart, Inc.	251,960	31,613
*	CoStar Group, Inc.	202,600	13,495
	Equifax, Inc.	116,950	27,729
			72,837

	Financials—2.7%
	Apollo Global Management, Inc.	541,290	33,555

	Materials—1.5%
	Linde plc†	60,140	19,211

See accompanying Notes to Portfolio of Investments.

3

Large Cap Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Total Common Stocks—99.4% (cost $1,006,580)		$1,248,450

Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/22, due 4/1/22, repurchase price $8,999, collateralized by U.S. Treasury Bond, 4.375%, due 11/15/39, valued at $9,179	$8,999	8,999

Total Repurchase Agreement—0.7% (cost $8,999)		8,999

Total Investments—100.1% (cost $1,015,579)		1,257,449

Liabilities, plus cash and other assets—(0.1)%		(700)

Net assets—100.0%		$1,256,749

† = U.S. listed foreign security

* = Non-income producing security

See accompanying Notes to Portfolio of Investments.

4

Mid Cap Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Information Technology—30.9%
*	Cadence Design Systems, Inc.	8,270	$1,360
*	Coupa Software, Inc.	5,428	552
	Dolby Laboratories, Inc.	5,690	445
*	Dynatrace, Inc.	28,355	1,336
*	EPAM Systems, Inc.	2,175	645
*	Euronet Worldwide, Inc.	9,715	1,264
*	Guidewire Software, Inc.	3,967	375
	MKS Instruments, Inc.	6,880	1,032
*	MongoDB, Inc.	1,795	796
*	Nice, Ltd.—ADR	3,785	829
*	Palo Alto Networks, Inc.	2,270	1,413
*	Pure Storage, Inc.	39,770	1,404
*	SolarEdge Technologies, Inc.	3,185	1,027
*	Teledyne Technologies, Inc.	2,655	1,255
			13,733

	Health Care—20.1%
*	ABIOMED, Inc.	3,198	1,059
	Agilent Technologies, Inc.	6,255	828
*	Align Technology, Inc.	1,225	534
	Bio-Techne Corporation	1,387	601
*	Charles River Laboratories International, Inc.	2,415	686
*	DexCom, Inc.	2,175	1,113
*	Horizon Therapeutics plc†	11,070	1,165
*	IDEXX Laboratories, Inc.	1,370	749
*	Mettler-Toledo International, Inc.	540	741
	STERIS plc†	2,120	512
*	Veeva Systems, Inc.	4,480	952
			8,940

	Industrials—16.3%
*	Axon Enterprise, Inc.	4,300	592
*	Builders FirstSource, Inc.	11,250	726
	BWX Technologies, Inc.	20,454	1,102
*	Clarivate plc†	46,210	775
*	Copart, Inc.	13,462	1,689
*	CoStar Group, Inc.	20,070	1,337
	Equifax, Inc.	2,590	614
*	Generac Holdings, Inc.	1,480	440
			7,275

	Consumer Discretionary—10.0%
*	Aptiv plc†	5,395	646
*	Bright Horizons Family Solutions, Inc.	8,030	1,065
*	Burlington Stores, Inc.	4,335	790
*	Chipotle Mexican Grill, Inc.	694	1,098
*	Etsy, Inc.	4,429	550
*	Farfetch, Ltd.†	18,715	283
			4,432

	Communication Services—5.7%
	Cable One, Inc.	176	258
*	Live Nation Entertainment, Inc.	6,309	742
*	Take-Two Interactive Software, Inc.	3,460	532

See accompanying Notes to Portfolio of Investments.

5

Mid Cap Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Communication Services — (continued)
	Warner Music Group Corporation	26,710	$1,011
			2,543

	Materials—4.9%
	Ball Corporation	10,100	909
	Vulcan Materials Co.	6,990	1,284
			2,193

	Financials—4.2%
	Ares Management Corporation	10,060	817
	PacWest Bancorp	13,410	579
	Western Alliance Bancorp	5,945	492
			1,888

	Energy—3.6%
	Cameco Corporation	21,535	627
	New Fortress Energy, Inc.	22,743	969
			1,596

	Real Estate—2.8%
	SBA Communications Corporation	1,920	661
*	Zillow Group, Inc.	12,255	604
			1,265

	Consumer Staples—1.2%
*	Performance Food Group Co.	10,100	514

	Total Common Stocks—99.7% (cost $37,203)		44,379

	Total Investments—99.7% (cost $37,203)		44,379

	Cash and other assets, less liabilities—0.3%		133

	Net assets—100.0%		$44,512

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

6

Mid Cap Value Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Industrials—16.9%
	Acuity Brands, Inc.	195	$37
	AGCO Corporation	239	35
*	Alaska Air Group, Inc.	518	30
	Flowserve Corporation	573	20
	Knight-Swift Transportation Holdings, Inc.	576	29
	MSC Industrial Direct Co., Inc.	243	21
	Regal Beloit Corporation	285	42
	Snap-on, Inc.	131	27
	The Timken Co.	408	25
			266

	Financials—16.5%
*	Arch Capital Group, Ltd.†	680	33
	Comerica, Inc.	317	29
	East West Bancorp, Inc.	321	25
	Huntington Bancshares, Inc.	1,887	28
	Invesco, Ltd.†	1,069	25
	SLM Corporation	1,905	35
	Synovus Financial Corporation	573	28
	The Hartford Financial Services Group, Inc.	387	28
	Willis Towers Watson plc†	129	30
			261

	Information Technology—14.8%
*	Check Point Software Technologies, Ltd.†	236	33
	Cognizant Technology Solutions Corporation	348	31
*	DXC Technology Co.	851	28
*	F5, Inc.	138	29
*	Flex, Ltd.†	1,497	28
	Hewlett Packard Enterprise Co.	1,844	31
	Jabil, Inc.	438	27
	Skyworks Solutions, Inc.	207	27
			234

	Health Care—13.0%
	AmerisourceBergen Corporation	218	34
*	Centene Corporation	427	36
	Encompass Health Corporation	397	28
*	Henry Schein, Inc.	349	30
*	Hologic, Inc.	384	30
*	Laboratory Corporation of America Holdings	101	27
	Viatris, Inc.	1,963	21
			206

	Consumer Discretionary—10.3%
	Brunswick Corporation	279	23
	Carter’s, Inc.	247	23
	LKQ Corporation	560	25
*	Mohawk Industries, Inc.	157	19
	Ralph Lauren Corporation	253	29
*	Taylor Morrison Home Corporation	817	22
	Whirlpool Corporation	127	22
			163

See accompanying Notes to Portfolio of Investments.

7

Mid Cap Value Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Materials—8.2%
*	Axalta Coating Systems, Ltd.†	950	$24
	Huntsman Corporation	960	36
	Sealed Air Corporation	468	31
	Westlake Corporation	310	38
			129

	Real Estate—7.8%
	Camden Property Trust	178	29
	Duke Realty Corporation	599	35
	Highwoods Properties, Inc.	594	27
	Host Hotels & Resorts, Inc.	1,629	32
			123

	Consumer Staples—5.1%
	Ingredion, Inc.	292	25
	Molson Coors Brewing Co.	574	31
	Tyson Foods, Inc.	263	24
			80

	Energy—2.2%
	Diamondback Energy, Inc.	259	35

	Utilities—2.0%
	Entergy Corporation	267	31

	Communication Services—1.6%
*	Discovery Inc	1,047	26

	Total Common Stocks—98.4% (cost $1,529)		1,554

	Total Investments—98.4% (cost $1,529)		1,554

	Cash and other assets, less liabilities—1.6%		26

	Net assets—100.0%		$1,580

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

8

Small-Mid Cap Core Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Industrials—17.5%
*	Axon Enterprise, Inc.	10,238	$1,410
*	Builders FirstSource, Inc.	51,474	3,322
	BWX Technologies, Inc.	35,788	1,927
*	Casella Waste Systems, Inc.	15,843	1,389
*	Chart Industries, Inc.	7,841	1,347
	Douglas Dynamics, Inc.	20,043	693
*	Energy Recovery, Inc.	52,961	1,067
*	IAA, Inc.	25,767	986
*	Kornit Digital, Ltd.†	9,752	806
	Lincoln Electric Holdings, Inc.	10,728	1,478
*	Mercury Systems, Inc.	34,891	2,249
	Owens Corning	13,763	1,259
*	Stem, Inc.	104,960	1,156
	The Brink’s Co.	27,954	1,901
*	Trex Co., Inc.	21,653	1,415
*	WillScot Mobile Mini Holdings Corporation	52,530	2,055
			24,460

	Health Care—14.5%
*	Acadia Healthcare Co., Inc.	22,815	1,495
	Azenta, Inc.	15,850	1,314
*	Certara, Inc.	44,648	959
	Chemed Corporation	2,147	1,088
*	Globus Medical, Inc.	24,179	1,784
*	Halozyme Therapeutics, Inc.	27,750	1,107
*	Hanger, Inc.	52,435	961
*	Horizon Therapeutics plc†	10,661	1,122
*	Ligand Pharmaceuticals, Inc.	8,155	917
*	Merit Medical Systems, Inc.	35,514	2,362
	Owens & Minor, Inc.	78,513	3,456
*	Penumbra, Inc.	5,236	1,163
*	Sotera Health Co.	51,917	1,124
	STERIS plc†	5,742	1,388
			20,240

	Financials—14.5%
	Ares Management Corporation	28,459	2,312
	East West Bancorp, Inc.	28,156	2,225
*	Encore Capital Group, Inc.	19,444	1,220
	Glacier Bancorp, Inc.	24,150	1,214
	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	23,648	1,122
	LPL Financial Holdings, Inc.	11,387	2,080
	PacWest Bancorp	60,676	2,617
	Virtu Financial, Inc.	82,898	3,085
	Western Alliance Bancorp	32,076	2,656
	Wintrust Financial Corporation	18,124	1,684
			20,215

	Information Technology—11.4%
*	Alarm.com Holdings, Inc.	14,706	977
*	Coupa Software, Inc.	14,395	1,463
	Entegris, Inc.	8,470	1,112
*	Euronet Worldwide, Inc.	16,035	2,087
	MKS Instruments, Inc.	7,440	1,116

See accompanying Notes to Portfolio of Investments.

9

Small-Mid Cap Core Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Information Technology—(continued)
*	Nice, Ltd.—ADR	5,596	$1,225
	Power Integrations, Inc.	16,519	1,531
*	Pure Storage, Inc.	52,096	1,839
*	SolarEdge Technologies, Inc.	5,027	1,621
*	Verra Mobility Corporation	125,779	2,048
*	Wolfspeed, Inc.	8,371	953
			15,972

	Consumer Discretionary—11.1%
	Aramark	44,008	1,655
*	Boot Barn Holdings, Inc.	20,849	1,976
*	Bright Horizons Family Solutions, Inc.	9,058	1,202
*	Burlington Stores, Inc.	7,237	1,318
*	Callaway Golf Co.	44,539	1,043
*	Fox Factory Holding Corporation	9,983	978
*	Leslie’s, Inc.	65,894	1,276
*	National Vision Holdings, Inc.	44,426	1,936
*	Overstock.com, Inc.	15,374	677
*	Skyline Champion Corporation	27,044	1,484
	Wyndham Hotels & Resorts, Inc.	23,680	2,005
			15,550

	Energy—8.1%
	Cameco Corporation	96,018	2,794
*	Denbury, Inc.	31,843	2,502
*	Green Plains, Inc.	40,155	1,245
	New Fortress Energy, Inc.	52,725	2,247
	Whitecap Resources, Inc.	303,796	2,513
			11,301

	Materials—5.6%
*	Century Aluminum Co.	66,671	1,754
	CF Industries Holdings, Inc.	22,994	2,370
	Crown Holdings, Inc.	20,825	2,605
	Eagle Materials, Inc.	8,646	1,110
			7,839

	Real Estate—5.0%
	Acadia Realty Trust	67,254	1,457
	Americold Realty Trust	36,868	1,028
	Equity LifeStyle Properties, Inc.	22,593	1,728
	Healthcare Realty Trust, Inc.	64,941	1,785
	Pebblebrook Hotel Trust	41,184	1,008
			7,006

	Consumer Staples—4.0%
	Inter Parfums, Inc.	14,842	1,307
*	Performance Food Group Co.	39,204	1,996
	Primo Water Corporation	57,869	825
	Spectrum Brands Holdings, Inc.	17,091	1,516
			5,644

See accompanying Notes to Portfolio of Investments.

10

Small-Mid Cap Core Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Communication Services—2.5%
	Cable One, Inc.	508	$744
*	Live Nation Entertainment, Inc.	7,621	897
*	ZipRecruiter, Inc.	83,139	1,910
			3,551

	Utilities—1.3%
	IDACORP, Inc.	15,407	1,800

	Total Common Stocks—95.5% (cost $126,175)		133,578

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/22, due 4/1/22, repurchase price $4,429, collateralized by U.S. Treasury Bond, 4.250%, due 5/15/39, valued at $4,517	$4,429	4,429

	Total Repurchase Agreement—3.2% (cost $4,429)		4,429

	Total Investments—98.7% (cost $130,604)		138,007

	Cash and other assets, less liabilities—1.3%		1,782

	Net assets—100.0%		$139,789

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

11

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Information Technology—23.4%
*	Alarm.com Holdings, Inc.	425,952	$28,309
*	Avalara, Inc.	293,134	29,170
	Cognex Corporation	258,277	19,926
*	Coupa Software, Inc.	223,600	22,724
*	Dynatrace, Inc.	1,398,686	65,878
	Entegris, Inc.	284,958	37,404
*	Euronet Worldwide, Inc.	449,983	58,565
*	Guidewire Software, Inc.	320,824	30,356
	MKS Instruments, Inc.	194,825	29,224
	National Instruments Corporation	966,286	39,222
*	Nice, Ltd.—ADR	149,566	32,755
*	Novanta, Inc.†	179,088	25,482
*	PagerDuty, Inc.	798,100	27,287
*	Pure Storage, Inc.	1,126,137	39,764
*	SolarEdge Technologies, Inc.	177,059	57,079
*	Varonis Systems, Inc.	791,470	37,627
*	Wolfspeed, Inc.	202,232	23,026
*	Workiva, Inc.	166,021	19,590
			623,388

	Health Care—22.6%
*	ABIOMED, Inc.	129,470	42,886
*	Acadia Healthcare Co., Inc.	662,183	43,393
*	Amedisys, Inc.	149,431	25,745
	Azenta, Inc.	523,508	43,388
	Bio-Techne Corporation	97,220	42,100
*	Blueprint Medicines Corporation	193,050	12,332
*	Certara, Inc.	775,747	16,663
*	Charles River Laboratories International, Inc.	165,160	46,900
	Chemed Corporation	77,706	39,362
*	Halozyme Therapeutics, Inc.	874,782	34,886
*	HealthEquity, Inc.	547,802	36,944
*	Horizon Therapeutics plc†	320,472	33,717
*	Insmed, Inc.	645,823	15,177
*	Inspire Medical Systems, Inc.	127,765	32,796
*	Insulet Corporation	106,600	28,397
*	Ligand Pharmaceuticals, Inc.	104,051	11,705
*	Merit Medical Systems, Inc.	455,171	30,278
*	Penumbra, Inc.	157,381	34,959
*	Twist Bioscience Corporation	277,999	13,728
*	Veracyte, Inc.	605,192	16,685
			602,041

	Industrials—17.0%
*	Axon Enterprise, Inc.	324,950	44,755
*	Builders FirstSource, Inc.	1,104,762	71,301
	BWX Technologies, Inc.	1,093,609	58,902
*	Casella Waste Systems, Inc.	279,600	24,507
*	Chart Industries, Inc.	134,320	23,072
	HEICO Corporation	179,292	22,740
*	Kornit Digital, Ltd.†	140,982	11,658
	Lincoln Electric Holdings, Inc.	174,734	24,080
*	Mercury Systems, Inc.	758,777	48,903
	Ritchie Bros Auctioneers, Inc.	464,724	27,433

See accompanying Notes to Portfolio of Investments.

12

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Industrials — (continued)
*	Stem, Inc.	803,664	$8,848
	The Brink’s Co.	710,707	48,328
*	Trex Co., Inc.	569,380	37,198
			451,725

	Consumer Discretionary—11.9%
*	Bright Horizons Family Solutions, Inc.	303,733	40,302
*	Burlington Stores, Inc.	176,474	32,148
*	Fox Factory Holding Corporation	287,105	28,122
*	Helen of Troy, Ltd.†	90,827	17,788
*	Leslie’s, Inc.	2,017,530	39,059
*	National Vision Holdings, Inc.	828,395	36,093
*	Overstock.com, Inc.	504,037	22,180
*	Revolve Group, Inc.	762,397	40,933
	Wyndham Hotels & Resorts, Inc.	714,567	60,517
			317,142

	Financials—5.5%
	Ares Management Corporation	586,940	47,677
	Virtu Financial, Inc.	1,600,033	59,553
	Western Alliance Bancorp	468,231	38,779
			146,009

	Materials—5.2%
	CF Industries Holdings, Inc.	395,700	40,781
	Crown Holdings, Inc.	581,241	72,707
	Martin Marietta Materials, Inc.	65,319	25,141
			138,629

	Energy—4.8%
	Cameco Corporation	1,906,831	55,489
*	Denbury, Inc.	534,969	42,033
	New Fortress Energy, Inc.	735,401	31,335
			128,857

	Consumer Staples—3.1%
*	Celsius Holdings, Inc.	267,500	14,761
*	Performance Food Group Co.	1,027,321	52,301
*	The Beauty Health Co.	868,376	14,658
			81,720

	Communication Services—1.9%
	Cable One, Inc.	19,603	28,704
*	Live Nation Entertainment, Inc.	182,320	21,448
			50,152

	Real Estate—1.7%
	FirstService Corporation	168,013	24,342
*	Zillow Group, Inc.	395,700	19,504
			43,846

	Total Common Stocks—97.1% (cost $2,117,976)		2,583,509

See accompanying Notes to Portfolio of Investments.

13

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/22, due 4/1/22, repurchase price $69,862, collateralized by U.S. Treasury Bond, 4.250% - 4.375%, due 5/15/39 - 11/15/39, valued at $71,259	$69,862	$69,862

Total Repurchase Agreement—2.6% (cost $69,862)		69,862

Total Investments—99.7% (cost $2,187,838)		2,653,371

Cash and other assets, less liabilities—0.3%		7,487

Net assets—100.0%		$2,660,858

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

14

Small Cap Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Industrials—22.5%
*	ACV Auctions, Inc.	306,810	$4,544
	Albany International Corporation	104,155	8,782
*	Builders FirstSource, Inc.	179,370	11,577
	BWX Technologies, Inc.	237,569	12,795
*	Casella Waste Systems, Inc.	139,670	12,242
	Douglas Dynamics, Inc.	172,233	5,958
*	Ducommun, Inc.	265,376	13,903
*	Energy Recovery, Inc.	377,236	7,598
*	IAA, Inc.	145,050	5,548
*	Kornit Digital, Ltd.†	61,480	5,084
	Lincoln Electric Holdings, Inc.	51,330	7,074
	Luxfer Holdings plc†	489,156	8,218
*	Mercury Systems, Inc.	149,406	9,629
*	Montrose Environmental Group, Inc.	175,518	9,290
	Ritchie Bros Auctioneers, Inc.	119,675	7,064
*	Stem, Inc.	477,856	5,261
	The Brink’s Co.	176,536	12,004
			146,571

	Health Care—21.5%
*	Acadia Healthcare Co., Inc.	149,939	9,826
*	Amicus Therapeutics, Inc.	728,510	6,899
*	Artivion, Inc.	275,322	5,886
*	Axogen, Inc.	468,654	3,721
	Azenta, Inc.	141,675	11,742
*	Blueprint Medicines Corporation	44,470	2,841
*	Certara, Inc.	273,853	5,882
*	Codexis, Inc.	295,281	6,089
*	Halozyme Therapeutics, Inc.	201,750	8,046
*	Hanger, Inc.	393,113	7,206
*	Health Catalyst, Inc.	235,988	6,166
*	HealthEquity, Inc.	112,995	7,620
*	Insmed, Inc.	138,780	3,261
*	Inspire Medical Systems, Inc.	39,690	10,188
*	Ligand Pharmaceuticals, Inc.	81,478	9,165
*	Merit Medical Systems, Inc.	177,880	11,833
	Owens & Minor, Inc.	116,990	5,150
*	Pulmonx Corporation	199,781	4,957
*	Twist Bioscience Corporation	95,566	4,719
*	Veracyte, Inc.	150,420	4,147
*	Vericel Corporation	131,620	5,031
			140,375

	Information Technology—20.5%
*	Alarm.com Holdings, Inc.	98,490	6,546
	American Software, Inc.	275,170	5,735
*	BTRS Holdings, Inc.	348,890	2,610
	Computer Services, Inc.	112,249	5,556
*	Coupa Software, Inc.	78,190	7,946
*	Euronet Worldwide, Inc.	60,590	7,886
*	Grid Dynamics Holdings, Inc.	417,078	5,873
*	LiveRamp Holdings, Inc.	156,980	5,870
*	Novanta, Inc.†	39,400	5,606
*	PagerDuty, Inc.	96,320	3,293

See accompanying Notes to Portfolio of Investments.

15

Small Cap Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Information Technology — (continued)
*	PDF Solutions, Inc.	226,937	$6,325
	Power Integrations, Inc.	58,200	5,394
*	PROS Holdings, Inc.	193,100	6,432
*	Pure Storage, Inc.	304,086	10,737
*	SiTime Corporation	24,115	5,976
*	Upland Software, Inc.	173,100	3,048
*	Varonis Systems, Inc.	192,710	9,161
*	Verra Mobility Corporation	724,489	11,795
*	Vertex, Inc.	251,833	3,863
*	WNS Holdings, Ltd.—ADR	93,712	8,011
*	Workiva, Inc.	54,620	6,445
			134,108

	Consumer Discretionary—8.8%
*	Boot Barn Holdings, Inc.	85,234	8,079
*	Fox Factory Holding Corporation	46,260	4,531
*	National Vision Holdings, Inc.	218,168	9,506
*	Overstock.com, Inc.	126,540	5,568
*	Revolve Group, Inc.	149,347	8,019
*	Rush Street Interactive, Inc.	300,540	2,185
*	Skyline Champion Corporation	117,290	6,437
*	The Cheesecake Factory, Inc.	168,920	6,721
	Winmark Corporation	28,350	6,237
			57,283

	Energy—5.4%
	Cameco Corporation	474,830	13,817
*	Denbury, Inc.	92,969	7,305
*	Green Plains, Inc.	205,630	6,377
	Whitecap Resources, Inc.	923,700	7,641
			35,140

	Communication Services—4.1%
*	Gogo, Inc.	458,980	8,748
*	QuinStreet, Inc.	267,735	3,106
*	Ziff Davis Inc	86,583	8,379
*	ZipRecruiter, Inc.	290,390	6,673
			26,906

	Consumer Staples—4.0%
*	Celsius Holdings, Inc.	79,390	4,381
*	Performance Food Group Co.	162,950	8,296
*	The Beauty Health Co.	559,020	9,436
*	Vital Farms, Inc.	346,800	4,286
			26,399

	Financials—3.4%
*	Encore Capital Group, Inc.	89,713	5,628
*	Open Lending Corporation	174,977	3,309
	PacWest Bancorp	184,140	7,942
	Wintrust Financial Corporation	56,110	5,214
			22,093

See accompanying Notes to Portfolio of Investments.

16

Small Cap Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Materials—3.1%
*	Ardagh Metal Packaging S.A.†	705,830	$5,738
*	Century Aluminum Co.	235,180	6,188
	Orion Engineered Carbons S.A.†	528,617	8,442
			20,368

	Real Estate—2.4%
	Colliers International Group, Inc.	52,918	6,901
	FirstService Corporation	60,437	8,756
			15,657

	Total Common Stocks—95.7% (cost $518,187)		624,900

	Exchange-Traded Funds

	Exchange-Traded Fund—1.0%
	iShares Russell 2000 Growth ETF	25,360	6,486

	Total Exchange-Traded Fund—1.0% (cost $6,555)		6,486

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/22, due 4/1/22, repurchase price $16,652, collateralized by U.S. Treasury Bond, 4.375%, due 11/15/39, valued at $16,985	$16,652	16,652

	Total Repurchase Agreement—2.5% (cost $16,652)		16,652

	Total Investments—99.2% (cost $541,394)		648,038

	Cash and other assets, less liabilities—0.8%		4,954

	Net assets—100.0%		$652,992

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

17

Small Cap Value Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Financials—21.9%
	Ameris Bancorp	295,184	$12,953
	Argo Group International Holdings, Ltd.†	351,322	14,503
	Atlantic Union Bankshares Corporation	402,084	14,752
	Banc of California, Inc.	808,956	15,661
	Berkshire Hills Bancorp, Inc.	523,377	15,162
	Compass Diversified Holdings	634,471	15,081
	ConnectOne Bancorp, Inc.	652,000	20,870
	Dime Community Bancshares, Inc.	462,010	15,972
	Eastern Bankshares, Inc.	812,761	17,507
	Enterprise Financial Services Corporation	304,714	14,416
	First Bancorp	289,892	12,109
	First Merchants Corporation	360,059	14,978
	MGIC Investment Corporation	1,023,594	13,870
	Pacific Premier Bancorp, Inc.	377,703	13,352
	PJT Partners, Inc.	217,216	13,711
*	PRA Group, Inc.	415,499	18,731
	Seacoast Banking Corporation of Florida	423,059	14,816
	Simmons First National Corporation	503,411	13,199
*	Texas Capital Bancshares, Inc.	280,316	16,065
	Veritex Holdings, Inc.	367,303	14,020
	Washington Federal, Inc.	404,625	13,280
			315,008

	Industrials—18.4%
	ABM Industries, Inc.	354,422	16,318
	Albany International Corporation	188,092	15,860
	Astec Industries, Inc.	130,276	5,602
	Brady Corporation	295,410	13,669
*	CBIZ, Inc.	435,178	18,264
	Deluxe Corporation	451,594	13,656
	GrafTech International, Ltd.	1,335,219	12,845
	Granite Construction, Inc.	341,335	11,196
*	Great Lakes Dredge & Dock Corporation	1,055,725	14,812
*	Harsco Corporation	770,106	9,426
	Hillenbrand, Inc.	328,532	14,511
*	Hub Group, Inc.	219,014	16,910
	ICF International, Inc.	137,600	12,954
	Kaman Corporation	270,405	11,757
*	KAR Auction Services, Inc.	906,714	16,366
	Marten Transport, Ltd.	670,508	11,908
	MillerKnoll, Inc.	484,618	16,748
*	PGT Innovations, Inc.	521,405	9,375
*	SP Plus Corporation	344,364	10,799
	Werner Enterprises, Inc.	304,949	12,503
			265,479

	Information Technology—14.1%
	Advanced Energy Industries, Inc.	122,745	10,566
	AudioCodes, Ltd.†	246,371	6,295
	Belden, Inc.	376,327	20,849
	Benchmark Electronics, Inc.	148,165	3,710
*	Cognyte Software, Ltd.†	1,192,969	13,492
*	Conduent, Inc.	2,386,136	12,312
	CSG Systems International, Inc.	217,897	13,852

See accompanying Notes to Portfolio of Investments.

18

Small Cap Value Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Information Technology — (continued)
*	Knowles Corporation	739,830	$15,929
	Kulicke & Soffa Industries, Inc.	234,682	13,147
	Maximus, Inc.	189,302	14,188
	Methode Electronics, Inc.	376,698	16,292
*	NetScout Systems, Inc.	496,661	15,933
*	Plexus Corporation	179,116	14,653
	Progress Software Corporation	359,192	16,914
*	Tower Semiconductor, Ltd.†	306,318	14,826
			202,958

	Consumer Discretionary—11.6%
*	Adient plc†	361,520	14,739
	Bloomin’ Brands, Inc.	688,405	15,104
	Cracker Barrel Old Country Store, Inc.	97,028	11,520
*	Designer Brands, Inc.	1,249,481	16,880
*	El Pollo Loco Holdings, Inc.	621,574	7,223
	La-Z-Boy, Inc.	489,163	12,899
	Oxford Industries, Inc.	213,590	19,330
	Standard Motor Products, Inc.	411,785	17,764
*	Taylor Morrison Home Corporation	424,275	11,549
*	Tri Pointe Homes, Inc.	539,176	10,827
*	Universal Electronics, Inc.	237,226	7,411
*	Urban Outfitters, Inc.	405,772	10,189
	Winnebago Industries, Inc.	219,195	11,843
			167,278

	Real Estate—7.4%
	Brandywine Realty Trust	720,012	10,181
	CatchMark Timber Trust, Inc.	901,666	7,394
	Empire State Realty Trust, Inc.	1,258,988	12,363
	Four Corners Property Trust, Inc.	404,189	10,929
	Kite Realty Group Trust	874,358	19,909
	Pebblebrook Hotel Trust	524,578	12,842
	Retail Opportunity Investments Corporation	300,631	5,829
*	Sunstone Hotel Investors, Inc.	1,047,178	12,336
	UMH Properties, Inc.	612,875	15,071
			106,854

	Materials—5.9%
	Greif, Inc.	226,544	14,739
	Kaiser Aluminum Corporation	146,357	13,781
	Materion Corporation	200,039	17,151
	Minerals Technologies, Inc.	179,067	11,845
	Myers Industries, Inc.	623,512	13,468
	Orion Engineered Carbons S.A.†	856,092	13,672
			84,656

	Health Care—5.7%
*	ANI Pharmaceuticals, Inc.	211,822	5,954
*	Hanger, Inc.	633,700	11,616
*	Lantheus Holdings, Inc.	456,517	25,250
*	ModivCare, Inc.	93,051	10,737
*	NextGen Healthcare, Inc.	410,198	8,577
*	NuVasive, Inc.	52,772	2,992

See accompanying Notes to Portfolio of Investments.

19

Small Cap Value Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Health Care — (continued)
	Owens & Minor, Inc.	385,997	$16,992
			82,118

	Energy—4.7%
*	Dril-Quip, Inc.	426,348	15,924
*	Earthstone Energy, Inc.	596,341	7,532
*	Expro Group Holdings N.V.†	639,658	11,373
	Matador Resources Co.	501,941	26,593
	SM Energy Co.	162,051	6,312
			67,734

	Consumer Staples—4.6%
	Cal-Maine Foods, Inc.	286,258	15,807
*	Central Garden & Pet Co.	277,891	11,332
	Edgewell Personal Care Co.	382,420	14,023
	Spectrum Brands Holdings, Inc.	167,928	14,899
*	TreeHouse Foods, Inc.	331,477	10,694
			66,755

	Utilities—1.9%
	NorthWestern Corporation	216,248	13,081
	Spire, Inc.	208,196	14,940
			28,021

	Communication Services—1.9%
	John Wiley & Sons, Inc.	301,770	16,003
	Telephone and Data Systems, Inc.	600,080	11,329
			27,332

	Total Common Stocks—98.1% (cost $1,271,949)		1,414,193

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/22, due 4/1/22, repurchase price $32,642, collateralized by U.S. Treasury Bond, 4.375%, due 11/15/39, valued at $33,295	$32,642	32,642

	Total Repurchase Agreement—2.3% (cost $32,642)		32,642

	Total Investments—100.4% (cost $1,304,591)		1,446,835

	Liabilities, plus cash and other assets—(0.4)%		(5,198)

	Net assets—100.0%		$1,441,637

† = U.S. listed foreign security

* = Non-income producing security

See accompanying Notes to Portfolio of Investments.

20

Global Leaders Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Western Hemisphere—53.6%

	Canada—1.4%
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	4,872	$1,779

	United States—52.2%
*	Adobe, Inc. (Software)	3,116	1,420
*	Align Technology, Inc. (Health care equipment & supplies)	2,177	949
*	Alphabet, Inc. Class “A” (Interactive Media & Services)	1,554	4,322
*	Amazon.com, Inc. (Internet & direct marketing retail)	1,195	3,896
*	Autodesk, Inc. (Software)	6,944	1,488
	BlackRock, Inc. (Capital markets)	2,247	1,717
*	Charles River Laboratories International, Inc. (Life sciences tools & services)	6,580	1,869
*	CoStar Group, Inc. (Professional services)	19,603	1,306
	Ecolab, Inc. (Chemicals)	5,353	945
*	Edwards Lifesciences Corporation (Health care equipment & supplies)	14,938	1,759
	Fidelity National Information Services, Inc. (IT services)	7,406	744
*	IDEXX Laboratories, Inc. (Health care equipment & supplies)	3,098	1,695
	Intercontinental Exchange, Inc. (Capital markets)	14,499	1,916
*	Intuitive Surgical, Inc. (Health care equipment & supplies)	4,824	1,455
	Mastercard, Inc. Class “A” (IT services)	10,112	3,614
*	Meta Platforms, Inc. Class “A” (Interactive Media & Services)	9,781	2,175
	Microsoft Corporation (Software)	14,335	4,420
	NextEra Energy, Inc. (Electric utilities)	18,836	1,596
	NIKE, Inc. Class “B” (Textiles, apparel & luxury goods)	13,887	1,869
*	PayPal Holdings, Inc. (IT services)	10,161	1,175
	Prologis, Inc. (Equity REIT)	6,212	1,003
	Roper Technologies, Inc. (Industrial conglomerates)	3,333	1,574
*	salesforce.com, Inc. (Software)	13,623	2,892
*	SVB Financial Group (Banks)	2,184	1,222
*	Synopsys, Inc. (Software)	5,963	1,987
	The Estee Lauder Cos., Inc. Class “A” (Personal products)	5,800	1,579
	Thermo Fisher Scientific, Inc. (Life sciences tools & services)	3,784	2,235
*	Ulta Beauty, Inc. (Specialty retail)	5,435	2,164
	Union Pacific Corporation (Road & rail)	9,524	2,602
	UnitedHealth Group, Inc. (Health care providers & services)	4,740	2,417
*	Veeva Systems, Inc. Class “A” (Health care technology)	2,944	625
*	Workday, Inc. Class “A” (Software)	8,804	2,108
	Zoetis, Inc. (Pharmaceuticals)	8,648	1,631
			64,369

	Europe—24.2%

	Denmark—3.4%
	DSV A/S (Air freight & logistics)	9,732	1,865
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	20,676	2,294
			4,159

	France—4.0%
*	Airbus SE (Aerospace & defense)	23,825	2,875
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	2,910	2,077
			4,952

	Germany—4.1%
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	63,777	2,158

See accompanying Notes to Portfolio of Investments.

21

Global Leaders Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe—(continued)

	Germany — (continued)
	MTU Aero Engines AG (Aerospace & defense)	10,119	$2,340
	Rational AG (Machinery)	867	597
			5,095

	Ireland—2.4%
*	Aptiv plc (Auto components)†	15,227	1,823
*	Ryanair Holdings plc—ADR (Airlines)	13,540	1,179
			3,002

	Netherlands—1.7%
*	Adyen N.V. (IT services)	1,020	2,020

	Sweden—5.6%
	Atlas Copco AB Class “A” (Machinery)	39,337	2,042
	Evolution AB (Hotels, restaurants & leisure)	11,800	1,201
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	191,364	2,681
	Indutrade AB (Machinery)	40,723	1,024
			6,948

	Switzerland—3.0%
	Lonza Group AG (Life sciences tools & services)	2,726	1,975
	Partners Group Holding AG (Capital markets)	1,383	1,713
			3,688

	Asia—5.9%

	Australia—3.9%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	65,719	1,783
*	Atlassian Corporation plc Class “A” (Software)†	5,952	1,749
	CSL, Ltd. (Biotechnology)	6,235	1,245
			4,777

	Hong Kong—1.4%
	AIA Group, Ltd. (Insurance)	164,400	1,717

	New Zealand—0.6%
	Fisher & Paykel Healthcare Corp., Ltd. (Health care equipment & supplies)	43,135	724

	Emerging Asia—5.2%

	India—3.0%
	HDFC Bank, Ltd.—ADR (Banks)	27,378	1,679
	Reliance Industries, Ltd. (Oil, gas & consumable fuels)	56,015	1,939
			3,618

	Taiwan—2.2%
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	26,139	2,725

	United Kingdom—4.9%
	Compass Group plc (Hotels, restaurants & leisure)	125,224	2,695
	Experian plc (Professional services)	40,350	1,554
	Halma plc (Electronic equipment, instruments & components)	15,208	497

See accompanying Notes to Portfolio of Investments.

22

Global Leaders Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	United Kingdom—(continued)
	Rentokil Initial plc (Commercial services & supplies)	187,356	$1,291
			6,037

	Japan—3.0%
	Daikin Industries, Ltd. (Building products)	7,700	1,398
	Keyence Corporation (Electronic equipment, instruments & components)	3,300	1,530
	Nihon M&A Center Holdings, Inc. (Professional services)	56,400	789
			3,717

	Emerging Latin America—1.9%

	Argentina—1.9%
*	Globant S.A. (IT services)†	5,592	1,466
*	MercadoLibre, Inc. (Internet & direct marketing retail)	777	924
			2,390

	Total Common Stocks—98.7% (cost $74,343)		121,717

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/22, due 4/1/22, repurchase price $1,118, collateralized by U.S. Treasury Bond, 4.250%, due 5/15/39, valued at $1,140	$1,118	1,118

	Total Repurchase Agreement—0.9% (cost $1,118)		1,118

	Total Investments—99.6% (cost $75,461)		122,835

	Cash and other assets, less liabilities—0.4%		548

	Net assets—100.0%		$123,383

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

23

Global Leaders Fund

Portfolio of Investments, March 31, 2022 (unaudited)

At March 31, 2022, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	28.6%
Industrials	18.4%
Health Care	17.1%
Consumer Discretionary	16.6%
Financials	8.2%
Communication Services	5.3%
Energy	1.6%
Utilities	1.3%
Consumer Staples	1.3%
Materials	0.8%
Real Estate	0.8%
Total	100.0%

At March 31, 2022, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	63.8%
Euro	9.9%
Swedish Krona	5.7%
British Pound Sterling	5.0%
Danish Krone	3.4%
Japanese Yen	3.1%
Swiss Franc	3.0%
Australian Dollar	2.5%
Indian Rupee	1.6%
Hong Kong Dollar	1.4%
All Other Currencies	0.6%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

24

International Leaders Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe—52.9%

	Denmark—7.0%
	Chr Hansen Holding A/S (Chemicals)	154,296	$11,329
	Coloplast A/S Class “B” (Health care equipment & supplies)	118,311	17,917
	DSV A/S (Air freight & logistics)	62,217	11,924
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	284,046	31,505
	Orsted A/S (Electric utilities)	100,315	12,557
			85,232

	Finland—1.2%
	Neste Oyj (Oil, gas & consumable fuels)	313,232	14,281

	France—14.2%
*	Airbus SE (Aerospace & defense)	312,309	37,686
	Dassault Systemes SE (Software)	198,739	9,764
	L’Oreal S.A. (Personal products)	49,335	19,707
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	41,289	29,472
	Safran S.A. (Aerospace & defense)	228,657	26,921
	Sartorius Stedim Biotech (Life sciences tools & services)	37,356	15,294
	Teleperformance (Professional services)	40,574	15,454
	Vinci S.A. (Construction & engineering)	172,293	17,604
			171,902

	Germany—3.0%
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	716,306	24,233
	Rational AG (Machinery)	18,617	12,822
			37,055

	Ireland—4.7%
*	ICON plc (Life sciences tools & services)†	78,342	19,054
	Kingspan Group plc (Building products)	215,735	21,088
*	Ryanair Holdings plc—ADR (Airlines)	194,975	16,986
			57,128

	Netherlands—4.3%
*	Adyen N.V. (IT services)	10,575	20,946
	ASML Holding N.V. (Semiconductors & semiconductor equipment)	47,043	31,435
			52,381

	Norway—1.0%
	TOMRA Systems ASA (Commercial services & supplies)	249,104	12,708

	Spain—2.2%
*	Amadeus IT Group S.A. (IT services)	408,782	26,578

	Sweden—6.7%
	Atlas Copco AB Class “A” (Machinery)	410,912	21,329
	EQT AB (Capital markets)	245,887	9,589
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	2,027,395	28,405
	Indutrade AB (Machinery)	452,045	11,369
	Nibe Industrier AB Class “B” (Building products)	979,032	10,852
			81,544

See accompanying Notes to Portfolio of Investments.

25

International Leaders Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe—(continued)

	Switzerland—8.6%
*	Lonza Group AG (Life sciences tools & services)	48,124	$34,871
	Partners Group Holding AG (Capital markets)	17,943	22,217
	Sika AG (Chemicals)	58,548	19,371
	Straumann Holding AG (Health care equipment & supplies)	17,140	27,367
			103,826

	United Kingdom—15.8%
	Ashtead Group plc (Trading companies & distributors)	338,025	21,284
	AstraZeneca plc (Pharmaceuticals)	155,893	20,673
	Compass Group plc (Hotels, restaurants & leisure)	994,337	21,398
	Experian plc (Professional services)	620,627	23,910
	Halma plc (Electronic equipment, instruments & components)	354,430	11,596
	Linde plc (Chemicals)†	46,526	14,862
	London Stock Exchange Group plc (Capital markets)	255,427	26,636
	Rentokil Initial plc (Commercial services & supplies)	2,723,032	18,758
	Segro plc (Equity REIT)	1,042,112	18,319
	Spirax-Sarco Engineering plc (Machinery)	85,380	13,958
			191,394

	Emerging Asia—10.8%

	China—1.7%
	Foshan Haitian Flavouring & Food Co., Ltd. Class “A” (Food products)	557,072	7,651
	Tencent Holdings, Ltd. (Interactive Media & Services)	262,700	12,109
			19,760

	India—6.5%
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	732,166	22,841
	Infosys, Ltd. (IT services)	794,168	19,902
	Reliance Industries, Ltd. (Oil, gas & consumable fuels)	1,045,905	36,192
			78,935

	Taiwan—2.6%
	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & semiconductor equipment)	1,551,000	31,817

	Japan—6.3%
	Asahi Intecc Co., Ltd. (Health care equipment & supplies)	259,800	5,068
	Daikin Industries, Ltd. (Building products)	97,800	17,761
	Hoya Corporation (Health care equipment & supplies)	166,700	18,997
	Keyence Corporation (Electronic equipment, instruments & components)	52,800	24,483
	M3, Inc. (Health care technology)	103,200	3,727
	Nihon M&A Center Holdings, Inc. (Professional services)	431,500	6,036
			76,072

	Asia—5.8%

	Australia—3.5%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	803,599	21,811

See accompanying Notes to Portfolio of Investments.

26

International Leaders Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Asia—(continued)

	Australia — (continued)
*	Atlassian Corporation plc Class “A” (Software)†	71,737	$21,079
			42,890

	Hong Kong—1.7%
	AIA Group, Ltd. (Insurance)	1,985,200	20,729

	New Zealand—0.6%
	Fisher & Paykel Healthcare Corp., Ltd. (Health care equipment & supplies)	437,932	7,348

	Canada—5.6%
	Canadian National Railway Co. (Road & rail)	252,144	33,823
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	43,377	15,843
	The Toronto-Dominion Bank (Banks)	232,736	18,466
			68,132

	Emerging Latin America—1.6%

	Argentina—1.6%
*	Globant S.A. (IT services)†	28,607	7,497
*	MercadoLibre, Inc. (Internet & direct marketing retail)	10,219	12,155
			19,652

	Total Common Stocks—98.8% (cost $965,386)		1,199,364

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/22, due 4/1/22, repurchase price $21,910, collateralized by U.S. Treasury Bond, 4.250%, due 5/15/39, valued at $22,348	$21,910	21,910

	Total Repurchase Agreement—1.8% (cost $21,910)		21,910

	Total Investments—100.6% (cost $987,296)		1,221,274

	Liabilities, plus cash and other assets—(0.6)%		(7,682)

	Net assets—100.0%		$1,213,592

ADR = American Depository Receipt
REIT = Real Estate Investment Trust
* = Non-income producing security
† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

27

International Leaders Fund

Portfolio of Investments, March 31, 2022 (unaudited)

At March 31, 2022, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	29.5%
Information Technology	21.5%
Health Care	16.8%
Financials	10.0%
Consumer Discretionary	8.4%
Energy	4.2%
Materials	3.8%
Consumer Staples	2.3%
Real Estate	1.5%
Communication Services	1.0%
Utilities	1.0%
Total	100.0%

At March 31, 2022, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	27.0%
British Pound Sterling	14.7%
U.S. Dollar	9.0%
Swiss Franc	8.7%
Danish Krone	7.1%
Swedish Krona	6.8%
Indian Rupee	6.6%
Japanese Yen	6.3%
Canadian Dollar	4.4%
Hong Kong Dollar	2.7%
New Taiwan Dollar	2.6%
Australian Dollar	1.8%
Norwegian Krone	1.1%
All Other Currencies	1.2%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

28

International Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe, Mid-East—46.9%

	Belgium—1.0%
	KBC Group N.V. (Banks)	204,711	$14,688
	Warehouses De Pauw CVA (Equity REIT)	91,006	3,926
			18,614

	Denmark—5.0%
	Chr Hansen Holding A/S (Chemicals)	59,695	4,383
	Coloplast A/S Class “B” (Health care equipment & supplies)	52,001	7,875
	DSV A/S (Air freight & logistics)	115,699	22,174
*	Genmab A/S (Biotechnology)	32,838	11,860
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	250,685	27,805
	Orsted A/S (Electric utilities)	75,080	9,398
	Royal Unibrew A/S (Beverages)	51,971	4,855
			88,350

	Finland—0.8%
	Neste Oyj (Oil, gas & consumable fuels)	313,596	14,298

	France—10.6%
*	Airbus SE (Aerospace & defense)	274,070	33,071
	Dassault Systemes SE (Software)	343,327	16,867
	Hermes International (Textiles, apparel & luxury goods)	7,177	10,158
	Kering S.A. (Textiles, apparel & luxury goods)	27,212	17,180
	L’Oreal S.A. (Personal products)	48,031	19,186
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	28,050	20,022
	Safran S.A. (Aerospace & defense)	199,849	23,529
	Sartorius Stedim Biotech (Life sciences tools & services)	30,221	12,373
	Teleperformance (Professional services)	49,532	18,867
	Vinci S.A. (Construction & engineering)	158,802	16,225
			187,478

	Germany—4.8%
	Carl Zeiss Meditec AG (Health care equipment & supplies)	49,170	7,920
	CompuGroup Medical SE & Co. KgaA (Health care technology)	51,796	3,156
*	CTS Eventim AG & Co. KGaA (Entertainment)	104,623	7,106
*	Hypoport SE (Diversified financial services)	5,747	2,169
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	481,795	16,299
	KION Group AG (Machinery)	32,761	2,159
	MTU Aero Engines AG (Aerospace & defense)	130,676	30,223
	Nemetschek SE (Software)	43,992	4,225
	Puma SE (Textiles, apparel & luxury goods)	131,788	11,208
			84,465

	Ireland—2.9%
*	ICON plc (Life sciences tools & services)†	86,226	20,972
	Kingspan Group plc (Building products)	157,578	15,403
*	Ryanair Holdings plc—ADR (Airlines)	172,964	15,068
			51,443

	Israel—0.7%
*	Inmode, Ltd. (Health care equipment & supplies)†	91,555	3,379
	Mizrahi Tefahot Bank, Ltd. (Banks)	98,543	3,848

See accompanying Notes to Portfolio of Investments.

29

International Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—(continued)

	Israel—(continued)
*	Nice, Ltd.—ADR (Software)	23,454	$5,137
			12,364

	Italy—1.1%
	Amplifon SpA (Health care providers & services)	111,856	4,978
*	Brunello Cucinelli SpA (Textiles, apparel & luxury goods)	65,764	3,826
	FinecoBank Banca Fineco SpA (Banks)	427,806	6,490
	Moncler SpA (Textiles, apparel & luxury goods)	80,207	4,450
			19,744

	Luxembourg—1.3%
	Eurofins Scientific SE (Life sciences tools & services)	123,447	12,212
	Tenaris S.A. (Energy equipment & services)	702,249	10,548
			22,760

	Netherlands—3.8%
*	Adyen N.V. (IT services)	9,146	18,115
	ASML Holding N.V. (Semiconductors & semiconductor equipment)	51,867	34,659
	BE Semiconductor Industries N.V. (Semiconductors & semiconductor equipment)	39,888	3,400
	Euronext N.V. (Capital markets)	64,065	5,820
	IMCD N.V. (Trading companies & distributors)	35,018	5,974
			67,968

	Norway—0.6%
*	AutoStore Holdings, Ltd. (Machinery)	663,681	2,405
	Gjensidige Forsikring ASA (Insurance)	110,155	2,732
	TOMRA Systems ASA (Commercial services & supplies)	93,019	4,745
			9,882

	Spain—2.0%
*	Amadeus IT Group S.A. (IT services)	414,540	26,953
	EDP Renovaveis S.A. (Independent power & renewable electricity producers)	316,802	8,145
			35,098

	Sweden—5.6%
	Atlas Copco AB Class “A” (Machinery)	395,189	20,513
	Beijer Ref AB (Trading companies & distributors)	233,208	4,224
*	BICO Group AB (Life sciences tools & services)	92,631	1,620
	EQT AB (Capital markets)	224,267	8,746
	Evolution AB (Hotels, restaurants & leisure)	74,857	7,615
*	Hemnet Group AB (Interactive Media & Services)	154,566	2,325
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	1,307,532	18,320
	Indutrade AB (Machinery)	222,918	5,606
	Investment AB Latour Class “B” (Industrial conglomerates)	148,494	4,714
	Lifco AB Class “B” (Industrial conglomerates)	257,093	6,526
	Nibe Industrier AB Class “B” (Building products)	588,209	6,520
	Nolato AB Class “B” (Industrial conglomerates)	407,519	3,018
	Sweco AB Class “B” (Construction & engineering)	196,177	2,852
	Thule Group AB (Leisure products)	87,359	3,458
	Vitrolife AB (Biotechnology)	111,329	3,660
			99,717

See accompanying Notes to Portfolio of Investments.

30

International Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—(continued)

	Switzerland—6.7%
	Bachem Holding AG Class “B” (Life sciences tools & services)	5,079	$2,795
	Belimo Holding AG (Building products)	8,446	4,473
	Lonza Group AG (Life sciences tools & services)	39,970	28,962
	Partners Group Holding AG (Capital markets)	16,377	20,278
	Siegfried Holding AG (Life sciences tools & services)	5,374	4,430
	SIG Combibloc Group AG (Containers & packaging)	246,330	6,210
	Sika AG (Chemicals)	81,495	26,963
	Straumann Holding AG (Health care equipment & supplies)	8,680	13,859
	Tecan Group AG (Life sciences tools & services)	12,515	4,948
	VAT Group AG (Machinery)	14,481	5,514
			118,432

	Emerging Asia—14.7%

	China—2.9%
	Chacha Food Co., Ltd. Class “A” (Food products)	369,742	3,120
	Foshan Haitian Flavouring & Food Co., Ltd. Class “A” (Food products)	340,065	4,670
	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	1,721,000	14,614
	NAURA Technology Group Co., Ltd. Class “A” (Semiconductors & semiconductor equipment)	82,813	3,538
	Proya Cosmetics Co., Ltd. Class “A” (Personal products)	140,399	4,158
	Silergy Corporation (Semiconductors & semiconductor equipment)	27,000	3,166
	Tencent Holdings, Ltd. (Interactive Media & Services)	381,100	17,566
			50,832

	India—6.8%
	Apollo Hospitals Enterprise, Ltd. (Health care providers & services)	55,151	3,277
	Crompton Greaves Consumer Electricals, Ltd. (Household durables)	680,791	3,335
	Dr. Lal PathLabs, Ltd. (Health care providers & services)	126,174	4,308
	Havells India, Ltd. (Electrical equipment)	261,111	3,951
	HDFC Bank, Ltd. (Banks)	1,009,432	19,437
	Info Edge India, Ltd. (Interactive Media & Services)	56,040	3,313
	Infosys, Ltd. (IT services)	984,577	24,674
*	InterGlobe Aviation, Ltd. (Airlines)	250,500	6,599
	Petronet LNG, Ltd. (Oil, gas & consumable fuels)	1,294,966	3,300
	Pidilite Industries, Ltd. (Chemicals)	126,801	4,110
	Reliance Industries, Ltd. (Oil, gas & consumable fuels)	1,065,064	36,855
	UPL, Ltd. (Chemicals)	362,851	3,660
	Voltas, Ltd. (Construction & engineering)	280,319	4,582
			121,401

	Indonesia—1.6%
	Bank Central Asia Tbk PT (Banks)	51,297,100	28,514

	South Korea—0.4%
	Samsung SDI Co., Ltd. (Electronic equipment, instruments & components)	13,752	6,693

	Taiwan—3.0%
	Airtac International Group (Machinery)	116,713	3,753
	Globalwafers Co., Ltd. (Semiconductors & semiconductor equipment)	125,000	2,909
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	656,000	20,415

See accompanying Notes to Portfolio of Investments.

31

International Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	Taiwan — (continued)
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	247,869	$25,843
			52,920

	United Kingdom—13.7%
	3i Group plc (Capital markets)	423,112	7,651
	Ashtead Group plc (Trading companies & distributors)	343,659	21,638
	AstraZeneca plc (Pharmaceuticals)	143,516	19,032
	AVEVA Group plc (Software)	189,052	6,038
	Big Yellow Group plc (Equity REIT)	227,357	4,584
	Compass Group plc (Hotels, restaurants & leisure)	1,294,233	27,852
	Croda International plc (Chemicals)	159,210	16,378
	CVS Group plc (Health care providers & services)	129,573	3,038
	Diploma plc (Trading companies & distributors)	113,569	3,899
	Experian plc (Professional services)	425,229	16,382
	Halma plc (Electronic equipment, instruments & components)	410,706	13,437
	Intermediate Capital Group plc (Capital markets)	327,416	7,602
	Intertek Group plc (Professional services)	98,487	6,719
	Linde plc (Chemicals)†	45,894	14,660
	London Stock Exchange Group plc (Capital markets)	246,536	25,709
	Renishaw plc (Electronic equipment, instruments & components)	48,528	2,449
	Rentokil Initial plc (Commercial services & supplies)	1,999,996	13,777
	Rotork plc (Machinery)	1,620,283	6,899
	Segro plc (Equity REIT)	696,440	12,243
	Softcat plc (IT services)	165,654	3,693
	Spirax-Sarco Engineering plc (Machinery)	53,229	8,702
*	Trustpilot Group plc (Interactive Media & Services)	99,388	188
			242,570

	Japan—7.5%
	Asahi Intecc Co., Ltd. (Health care equipment & supplies)	226,200	4,413
	Benefit One, Inc. (Professional services)	153,500	3,222
	Daikin Industries, Ltd. (Building products)	75,600	13,729
	Disco Corporation (Semiconductors & semiconductor equipment)	9,800	2,740
	Food & Life Cos., Ltd. (Hotels, restaurants & leisure)	116,600	3,252
	GMO Payment Gateway, Inc. (IT services)	39,300	4,004
	Harmonic Drive Systems, Inc. (Machinery)	64,900	2,229
	Hoya Corporation (Health care equipment & supplies)	108,000	12,308
	Keyence Corporation (Electronic equipment, instruments & components)	42,400	19,661
	M3, Inc. (Health care technology)	163,300	5,898
	MISUMI Group, Inc. (Machinery)	166,400	4,954
	MonotaRO Co., Ltd. (Trading companies & distributors)	297,700	6,389
	Nihon M&A Center Holdings, Inc. (Professional services)	338,700	4,738
	Olympus Corporation (Health care equipment & supplies)	840,700	15,933
	Rakus Co., Ltd. (Software)	173,300	2,326
*	SHIFT, Inc. (IT services)	26,000	4,562
	SMC Corporation (Machinery)	16,500	9,223
	SMS Co., Ltd. (Professional services)	79,500	2,180
	TechnoPro Holdings, Inc. (Professional services)	203,500	5,498
	TIS, Inc. (IT services)	277,800	6,501
			133,760

See accompanying Notes to Portfolio of Investments.

32

International Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Canada—6.5%
*	Canada Goose Holdings, Inc. (Textiles, apparel & luxury goods)†	129,401	$3,407
	Canadian National Railway Co. (Road & rail)	330,198	44,294
	Intact Financial Corporation (Insurance)	95,367	14,091
*	Kinaxis, Inc. (Software)	37,694	4,933
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	44,369	16,205
	Parkland Corporation (Oil, gas & consumable fuels)	168,449	4,982
	The Toronto-Dominion Bank (Banks)	265,199	21,042
	Toromont Industries, Ltd. (Trading companies & distributors)	64,591	6,123
			115,077

	Asia—4.6%

	Australia—1.7%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	360,190	9,776
*	Atlassian Corporation plc Class “A” (Software)†	51,313	15,078
	Netwealth Group, Ltd. (Capital markets)	264,231	2,934
	Pro Medicus, Ltd. (Health care technology)	87,150	3,157
			30,945

	Hong Kong—2.1%
	AIA Group, Ltd. (Insurance)	3,533,000	36,891

	Singapore—0.8%
	DBS Group Holdings, Ltd. (Banks)	507,700	13,303

	Emerging Latin America—3.0%

	Argentina—0.9%
*	Globant S.A. (IT services)†	24,800	6,499
*	MercadoLibre, Inc. (Internet & direct marketing retail)	7,974	9,485
			15,984

	Brazil—0.8%
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	2,067,800	6,823
	Hapvida Participacoes e Investimentos S.A. (Health care providers & services)	1,537,436	3,823
*	Locaweb Servicos de Internet S.A. (IT services)	1,322,693	2,806
			13,452

	Mexico—1.2%
	Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation infrastructure)	20,549	4,554
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	3,989,600	16,349
			20,903

	Uruguay—0.1%
*	Dlocal, Ltd. (IT services)†	80,635	2,521

	Emerging Europe, Mid-East—0.5%

	Poland—0.2%
*	Allegro.eu S.A. (Internet & direct marketing retail)	362,587	3,037

	United Arab Emirates—0.3%
	First Abu Dhabi Bank PJSC (Banks)	942,310	6,047

See accompanying Notes to Portfolio of Investments.

33

International Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Total Common Stocks—97.4% (cost $1,206,633)		$1,725,463

Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/22, due 4/1/22, repurchase price $41,650, collateralized by U.S. Treasury Bond, 4.375%, due 11/15/39, valued at $42,483	$41,650	41,650

Total Repurchase Agreement—2.4% (cost $41,650)		41,650

Total Investments—99.8% (cost $1,248,283)		1,767,113

Cash and other assets, less liabilities—0.2%		3,591

Net assets—100.0%		$1,770,704

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

34

International Growth Fund

Portfolio of Investments, March 31, 2022 (unaudited)

At March 31, 2022, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	26.5%
Information Technology	19.0%
Financials	14.8%
Health Care	14.4%
Consumer Discretionary	9.8%
Materials	4.4%
Energy	4.1%
Consumer Staples	3.0%
Communication Services	1.8%
Real Estate	1.2%
Utilities	1.0%
Total	100.0%

At March 31, 2022, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	27.0%
British Pound Sterling	13.2%
U.S. Dollar	8.3%
Japanese Yen	7.7%
Indian Rupee	7.0%
Swiss Franc	6.9%
Swedish Krona	5.8%
Canadian Dollar	5.5%
Danish Krone	5.1%
Hong Kong Dollar	4.0%
New Taiwan Dollar	1.8%
Indonesian Rupiah	1.7%
All Other Currencies	6.0%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

35

Institutional International Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe, Mid-East—46.6%

	Belgium—1.0%
	KBC Group N.V. (Banks)	123,282	$8,845
	Warehouses De Pauw CVA (Equity REIT)	54,806	2,365
			11,210

	Denmark—5.0%
	Chr Hansen Holding A/S (Chemicals)	35,770	2,627
	Coloplast A/S Class “B” (Health care equipment & supplies)	31,161	4,719
	DSV A/S (Air freight & logistics)	69,321	13,286
*	Genmab A/S (Biotechnology)	19,677	7,106
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	150,742	16,720
	Orsted A/S (Electric utilities)	44,990	5,631
	Royal Unibrew A/S (Beverages)	31,136	2,909
			52,998

	Finland—0.8%
	Neste Oyj (Oil, gas & consumable fuels)	187,915	8,568

	France—10.5%
*	Airbus SE (Aerospace & defense)	164,229	19,817
	Dassault Systemes SE (Software)	205,730	10,107
	Hermes International (Textiles, apparel & luxury goods)	4,301	6,087
	Kering S.A. (Textiles, apparel & luxury goods)	16,387	10,346
	L’Oreal S.A. (Personal products)	28,781	11,497
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	16,893	12,058
	Safran S.A. (Aerospace & defense)	119,729	14,096
	Sartorius Stedim Biotech (Life sciences tools & services)	18,109	7,414
	Teleperformance (Professional services)	29,829	11,362
	Vinci S.A. (Construction & engineering)	95,534	9,761
			112,545

	Germany—4.7%
	Carl Zeiss Meditec AG (Health care equipment & supplies)	29,464	4,746
	CompuGroup Medical SE & Co. KgaA (Health care technology)	31,037	1,891
*	CTS Eventim AG & Co. KGaA (Entertainment)	62,692	4,258
*	Hypoport SE (Diversified financial services)	3,444	1,300
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	290,150	9,816
	KION Group AG (Machinery)	19,861	1,309
	MTU Aero Engines AG (Aerospace & defense)	78,289	18,107
	Nemetschek SE (Software)	26,362	2,531
	Puma SE (Textiles, apparel & luxury goods)	78,970	6,716
			50,674

	Ireland—2.9%
*	ICON plc (Life sciences tools & services)†	51,487	12,523
	Kingspan Group plc (Building products)	94,425	9,230
*	Ryanair Holdings plc—ADR (Airlines)	103,623	9,027
			30,780

	Israel—0.7%
*	Inmode, Ltd. (Health care equipment & supplies)†	54,862	2,025
	Mizrahi Tefahot Bank, Ltd. (Banks)	59,037	2,306

See accompanying Notes to Portfolio of Investments.

36

Institutional International Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—(continued)

	Israel—(continued)
*	Nice, Ltd.—ADR (Software)	14,055	$3,078
			7,409

	Italy—1.1%
	Amplifon SpA (Health care providers & services)	67,027	2,983
*	Brunello Cucinelli SpA (Textiles, apparel & luxury goods)	39,407	2,293
	FinecoBank Banca Fineco SpA (Banks)	257,636	3,908
	Moncler SpA (Textiles, apparel & luxury goods)	48,062	2,667
			11,851

	Luxembourg—1.3%
	Eurofins Scientific SE (Life sciences tools & services)	73,973	7,318
	Tenaris S.A. (Energy equipment & services)	422,913	6,352
			13,670

	Netherlands—3.8%
*	Adyen N.V. (IT services)	5,481	10,856
	ASML Holding N.V. (Semiconductors & semiconductor equipment)	31,236	20,873
	BE Semiconductor Industries N.V. (Semiconductors & semiconductor equipment)	23,901	2,037
	Euronext N.V. (Capital markets)	38,389	3,487
	IMCD N.V. (Trading companies & distributors)	20,984	3,580
			40,833

	Norway—0.6%
*	AutoStore Holdings, Ltd. (Machinery)	397,695	1,441
	Gjensidige Forsikring ASA (Insurance)	66,268	1,643
	TOMRA Systems ASA (Commercial services & supplies)	56,018	2,858
			5,942

	Spain—2.0%
*	Amadeus IT Group S.A. (IT services)	248,351	16,147
	EDP Renovaveis S.A. (Independent power & renewable electricity producers)	189,835	4,881
			21,028

	Sweden—5.6%
	Atlas Copco AB Class “A” (Machinery)	237,994	12,353
	Beijer Ref AB (Trading companies & distributors)	140,444	2,544
*	BICO Group AB (Life sciences tools & services)	55,507	970
	EQT AB (Capital markets)	134,387	5,241
	Evolution AB (Hotels, restaurants & leisure)	45,081	4,586
*	Hemnet Group AB (Interactive Media & Services)	92,620	1,393
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	787,431	11,033
	Indutrade AB (Machinery)	134,248	3,376
	Investment AB Latour Class “B” (Industrial conglomerates)	89,427	2,839
	Lifco AB Class “B” (Industrial conglomerates)	154,056	3,911
	Nibe Industrier AB Class “B” (Building products)	353,279	3,916
	Nolato AB Class “B” (Industrial conglomerates)	247,055	1,830
	Sweco AB Class “B” (Construction & engineering)	117,554	1,709
	Thule Group AB (Leisure products)	52,347	2,072
	Vitrolife AB (Biotechnology)	66,711	2,193
			59,966

See accompanying Notes to Portfolio of Investments.

37

Institutional International Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—(continued)

	Switzerland—6.6%
	Bachem Holding AG Class “B” (Life sciences tools & services)	3,043	$1,675
	Belimo Holding AG (Building products)	4,966	2,630
*	Lonza Group AG (Life sciences tools & services)	24,043	17,422
	Partners Group Holding AG (Capital markets)	9,813	12,150
*	Siegfried Holding AG (Life sciences tools & services)	3,220	2,654
*	SIG Combibloc Group AG (Containers & packaging)	147,607	3,721
	Sika AG (Chemicals)	49,078	16,238
	Straumann Holding AG (Health care equipment & supplies)	5,206	8,312
	Tecan Group AG (Life sciences tools & services)	7,500	2,965
	VAT Group AG (Machinery)	8,720	3,320
			71,087

	Emerging Asia—14.6%

	China—2.8%
	Chacha Food Co., Ltd. Class “A” (Food products)	221,600	1,870
	Foshan Haitian Flavouring & Food Co., Ltd. Class “A” (Food products)	203,812	2,799
	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	1,031,500	8,759
	NAURA Technology Group Co., Ltd. Class “A” (Semiconductors & semiconductor equipment)	49,800	2,127
	Proya Cosmetics Co., Ltd. Class “A” (Personal products)	84,100	2,491
	Silergy Corporation (Semiconductors & semiconductor equipment)	17,000	1,993
	Tencent Holdings, Ltd. (Interactive Media & Services)	228,400	10,528
			30,567

	India—6.8%
	Apollo Hospitals Enterprise, Ltd. (Health care providers & services)	33,049	1,964
	Crompton Greaves Consumer Electricals, Ltd. (Household durables)	407,947	1,998
	Dr. Lal PathLabs, Ltd. (Health care providers & services)	75,607	2,582
	Havells India, Ltd. (Electrical equipment)	156,464	2,367
	HDFC Bank, Ltd. (Banks)	604,878	11,647
	Info Edge India, Ltd. (Interactive Media & Services)	33,580	1,985
	Infosys, Ltd. (IT services)	589,908	14,783
*	InterGlobe Aviation, Ltd. (Airlines)	150,107	3,955
	Petronet LNG, Ltd. (Oil, gas & consumable fuels)	779,864	1,988
	Pidilite Industries, Ltd. (Chemicals)	75,982	2,463
	Reliance Industries, Ltd. (Oil, gas & consumable fuels)	638,214	22,085
	UPL, Ltd. (Chemicals)	218,519	2,204
	Voltas, Ltd. (Construction & engineering)	168,815	2,759
			72,780

	Indonesia—1.6%
	Bank Central Asia Tbk PT (Banks)	30,738,430	17,086

	South Korea—0.4%
	Samsung SDI Co., Ltd. (Electronic equipment, instruments & components)	8,269	4,025

	Taiwan—3.0%
	Airtac International Group (Machinery)	69,204	2,225
	Globalwafers Co., Ltd. (Semiconductors & semiconductor equipment)	75,000	1,746
*	MediaTek, Inc. (Semiconductors & semiconductor equipment)	394,000	12,261

See accompanying Notes to Portfolio of Investments.

38

Institutional International Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	Taiwan — (continued)
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	149,273	$15,563
			31,795

	United Kingdom—13.6%
	3i Group plc (Capital markets)	253,540	4,585
	Ashtead Group plc (Trading companies & distributors)	206,960	13,031
	AstraZeneca plc (Pharmaceuticals)	86,338	11,450
	AVEVA Group plc (Software)	113,852	3,637
	Big Yellow Group plc (Equity REIT)	136,238	2,747
	Compass Group plc (Hotels, restaurants & leisure)	775,373	16,686
	Croda International plc (Chemicals)	95,403	9,814
	CVS Group plc (Health care providers & services)	77,644	1,820
	Diploma plc (Trading companies & distributors)	68,053	2,336
	Experian plc (Professional services)	254,808	9,817
	Halma plc (Electronic equipment, instruments & components)	246,106	8,052
	Intermediate Capital Group plc (Capital markets)	196,196	4,555
	Intertek Group plc (Professional services)	59,016	4,026
	Linde plc (Chemicals)†	27,707	8,850
	London Stock Exchange Group plc (Capital markets)	148,314	15,466
	Renishaw plc (Electronic equipment, instruments & components)	29,079	1,468
	Rentokil Initial plc (Commercial services & supplies)	1,204,452	8,297
	Rotork plc (Machinery)	970,915	4,134
	Segro plc (Equity REIT)	416,043	7,314
	Softcat plc (IT services)	99,263	2,213
	Spirax-Sarco Engineering plc (Machinery)	32,055	5,240
*	Trustpilot Group plc (Interactive Media & Services)	61,032	115
			145,653

	Japan—7.5%
	Asahi Intecc Co., Ltd. (Health care equipment & supplies)	135,500	2,643
	Benefit One, Inc. (Professional services)	92,000	1,931
	Daikin Industries, Ltd. (Building products)	45,400	8,245
	Disco Corporation (Semiconductors & semiconductor equipment)	5,800	1,622
	Food & Life Cos., Ltd. (Hotels, restaurants & leisure)	69,800	1,947
	GMO Payment Gateway, Inc. (IT services)	23,600	2,404
	Harmonic Drive Systems, Inc. (Machinery)	38,900	1,336
	Hoya Corporation (Health care equipment & supplies)	64,700	7,373
	Keyence Corporation (Electronic equipment, instruments & components)	25,500	11,824
	M3, Inc. (Health care technology)	97,900	3,536
	MISUMI Group, Inc. (Machinery)	99,700	2,968
	MonotaRO Co., Ltd. (Trading companies & distributors)	178,300	3,827
	Nihon M&A Center Holdings, Inc. (Professional services)	203,000	2,840
	Olympus Corporation (Health care equipment & supplies)	506,300	9,596
	Rakus Co., Ltd. (Software)	103,900	1,395
*	SHIFT, Inc. (IT services)	15,600	2,737
	SMC Corporation (Machinery)	10,000	5,590
	SMS Co., Ltd. (Professional services)	47,600	1,305
	TechnoPro Holdings, Inc. (Professional services)	121,900	3,293
	TIS, Inc. (IT services)	166,400	3,894
			80,306

See accompanying Notes to Portfolio of Investments.

39

Institutional International Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Canada—6.5%
*	Canada Goose Holdings, Inc. (Textiles, apparel & luxury goods)	77,540	$2,042
	Canadian National Railway Co. (Road & rail)	197,821	26,536
	Intact Financial Corporation (Insurance)	57,433	8,486
*	Kinaxis, Inc. (Software)	22,587	2,956
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	26,588	9,711
	Parkland Corporation (Oil, gas & consumable fuels)	101,444	3,000
	The Toronto-Dominion Bank (Banks)	159,541	12,658
	Toromont Industries, Ltd. (Trading companies & distributors)	38,893	3,687
			69,076

	Asia—4.6%

	Australia—1.7%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	215,835	5,858
*	Atlassian Corporation plc Class “A” (Software)†	30,748	9,035
	Netwealth Group, Ltd. (Capital markets)	158,333	1,758
	Pro Medicus, Ltd. (Health care technology)	52,222	1,892
			18,543

	Hong Kong—2.1%
	AIA Group, Ltd. (Insurance)	2,116,663	22,102

	Singapore—0.8%
	DBS Group Holdings, Ltd. (Banks)	305,700	8,010

	Emerging Latin America—3.0%

	Argentina—0.9%
*	Globant S.A. (IT services)†	14,861	3,895
*	MercadoLibre, Inc. (Internet & direct marketing retail)	4,778	5,683
			9,578

	Brazil—0.8%
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	1,239,100	4,089
*	Hapvida Participacoes e Investimentos S.A. (Health care providers & services)	921,380	2,291
*	Locaweb Servicos de Internet S.A. (IT services)	792,586	1,681
			8,061

	Mexico—1.2%
	Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation infrastructure)	12,314	2,729
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	2,402,600	9,846
			12,575

	Uruguay—0.1%
*	Dlocal, Ltd. (IT services)†	48,319	1,510

	Emerging Europe, Mid-East—0.5%

	Poland—0.2%
*	Allegro.eu S.A. (Internet & direct marketing retail)	217,271	1,820

	United Arab Emirates—0.3%
	First Abu Dhabi Bank PJSC (Banks)	573,940	3,683

See accompanying Notes to Portfolio of Investments.

40

Institutional International Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Total Common Stocks—96.9% (cost $725,550)		$1,035,731

Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/22, due 4/1/22, repurchase price $32,960, collateralized by U.S. Treasury Bond, 4.375%, due 11/15/39, valued at $33,619	$32,960	32,960

Total Repurchase Agreement—3.1% (cost $32,960)		32,960

Total Investments—100.0% (cost $758,510)		1,068,691

Cash and other assets, less liabilities—0.0%		505

Net assets—100.0%		$1,069,196

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

41

Institutional International Growth Fund

Portfolio of Investments, March 31, 2022 (unaudited)

At March 31, 2022, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	26.5%
Information Technology	19.0%
Financials	14.8%
Health Care	14.4%
Consumer Discretionary	9.8%
Materials	4.4%
Energy	4.1%
Consumer Staples	3.0%
Communication Services	1.8%
Real Estate	1.2%
Utilities	1.0%
Total	100.0%

At March 31, 2022, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	27.0%
British Pound Sterling	13.2%
U.S. Dollar	8.3%
Japanese Yen	7.8%
Indian Rupee	7.0%
Swiss Franc	6.9%
Swedish Krona	5.8%
Canadian Dollar	5.5%
Danish Krone	5.1%
Hong Kong Dollar	4.0%
New Taiwan Dollar	1.8%
Indonesian Rupiah	1.6%
All Other Currencies	6.0%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

42

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe, Mid-East—40.9%

	Belgium—2.3%
	Melexis N.V. (Semiconductors & semiconductor equipment)	57,544	$5,298
	Warehouses De Pauw CVA (Equity REIT)	37,974	1,638
			6,936

	Finland—1.6%
*	Musti Group Oyj (Specialty retail)	105,505	2,783
	Valmet Oyj (Machinery)	70,342	2,183
			4,966

	Germany—3.5%
	CompuGroup Medical SE & Co. KgaA (Health care technology)	35,541	2,166
*	CTS Eventim AG & Co. KGaA (Entertainment)	55,855	3,793
*	Hypoport SE (Diversified financial services)	7,370	2,782
	Siltronic AG (Semiconductors & semiconductor equipment)	19,334	1,987
*	Westwing Group AG (Internet & direct marketing retail)	5,673	70
			10,798

	Israel—2.1%
*	Inmode, Ltd. (Health care equipment & supplies)†	147,633	5,449
	Maytronics, Ltd. (Household durables)	43,096	841
			6,290

	Italy—4.3%
	Amplifon SpA (Health care providers & services)	57,559	2,561
*	Ariston Holding N.V. (Household durables)	339,320	3,555
	Azimut Holding SpA (Capital markets)	45,803	1,062
	Brembo SpA (Auto components)	141,353	1,573
*	Brunello Cucinelli SpA (Textiles, apparel & luxury goods)	38,533	2,242
	Carel Industries SpA (Building products)	85,900	2,193
			13,186

	Netherlands—1.4%
	BE Semiconductor Industries N.V. (Semiconductors & semiconductor equipment)	48,563	4,139

	Norway—2.0%
*	AutoStore Holdings, Ltd. (Machinery)	417,591	1,513
	Gjensidige Forsikring ASA (Insurance)	97,929	2,428
	TOMRA Systems ASA (Commercial services & supplies)	41,369	2,111
			6,052

	Spain—1.0%
	EDP Renovaveis S.A. (Independent power & renewable electricity producers)	117,417	3,019

	Sweden—20.0%
	AddTech AB Class “B” (Trading companies & distributors)	253,024	4,858
	Arjo AB Class “B” (Health care equipment & supplies)	280,797	2,377
	Beijer Ref AB (Trading companies & distributors)	406,390	7,360
*	BICO Group AB (Life sciences tools & services)	107,578	1,881
	Biotage AB (Life sciences tools & services)	146,126	3,397
	Fortnox AB (Software)	446,248	2,427
*	Hemnet Group AB (Interactive Media & Services)	140,612	2,115
	Investment AB Latour Class “B” (Industrial conglomerates)	201,720	6,404

See accompanying Notes to Portfolio of Investments.

43

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—(continued)

	Sweden — (continued)
	Lagercrantz Group AB Class “B” (Electronic equipment, instruments & components)	215,838	$2,442
	Lifco AB Class “B” (Industrial conglomerates)	248,648	6,312
	MIPS AB (Leisure products)	66,646	6,198
	Nolato AB Class “B” (Industrial conglomerates)	402,156	2,978
*	Sdiptech AB Class “B” (Commercial services & supplies)	93,733	3,594
	Sweco AB Class “B” (Construction & engineering)	287,408	4,179
	Vitrolife AB (Biotechnology)	133,150	4,378
			60,900

	Switzerland—2.7%
	Kardex Holding AG (Machinery)	19,939	4,592
*	Siegfried Holding AG (Life sciences tools & services)	4,546	3,747
			8,339

	Emerging Asia—14.6%

	China—1.9%
	Chacha Food Co., Ltd. Class “A” (Food products)	351,500	2,966
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class “A” (Auto components)	14,772	301
	Proya Cosmetics Co., Ltd. Class “A” (Personal products)	89,744	2,658
			5,925

	India—6.9%
*	Aavas Financiers, Ltd. (Thrifts & mortgage finance)	86,852	2,949
*	Affle India, Ltd. (Media)	60,663	993
*	AU Small Finance Bank, Ltd. (Banks)	366,482	5,978
	Indian Energy Exchange Ltd. (Capital markets)	525,747	1,543
	Info Edge India, Ltd. (Interactive Media & Services)	43,504	2,572
	Motherson Sumi Systems, Ltd. (Auto components)	2,560,421	4,683
*	Motherson Sumi Wiring India, Ltd. (Auto components)	2,582,453	2,202
			20,920

	Indonesia—0.5%
	Ace Hardware Indonesia Tbk PT (Specialty retail)	22,874,800	1,631

	Malaysia—0.6%
	MR DIY Group M Bhd (Specialty retail)	2,112,200	1,736

	South Korea—1.1%
	Koh Young Technology, Inc. (Semiconductors & semiconductor equipment)	207,655	3,223

	Taiwan—3.6%
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	35,000	3,940
	momo.com, Inc. (Internet & direct marketing retail)	39,800	1,293
	Tripod Technology Corporation (Electronic equipment, instruments & components)	489,000	2,276
	Voltronic Power Technology Corporation (Electrical equipment)	69,451	3,505
			11,014

	Japan—14.3%
	BayCurrent Consulting, Inc. (Professional services)	14,500	5,249
	Benefit One, Inc. (Professional services)	193,800	4,067

See accompanying Notes to Portfolio of Investments.

44

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Japan—(continued)
	Food & Life Cos., Ltd. (Hotels, restaurants & leisure)	132,300	$3,690
	GMO Payment Gateway, Inc. (IT services)	25,200	2,567
	Harmonic Drive Systems, Inc. (Machinery)	101,700	3,493
	Japan Elevator Service Holdings Co., Ltd. (Commercial services & supplies)	194,600	2,519
	JINS Holdings, Inc. (Specialty retail)	67,300	3,173
	Meitec Corporation (Professional services)	2,400	130
	Rakus Co., Ltd. (Software)	200,600	2,692
*	SHIFT, Inc. (IT services)	26,100	4,579
	SMS Co., Ltd. (Professional services)	193,900	5,318
	TechnoPro Holdings, Inc. (Professional services)	225,200	6,084
			43,561

	United Kingdom—14.0%
	AVEVA Group plc (Software)	81,788	2,612
	Beazley plc (Insurance)	808,251	4,444
	Burford Capital, Ltd. (Diversified financial services)	193,432	1,762
	CVS Group plc (Health care providers & services)	64,711	1,517
	Diploma plc (Trading companies & distributors)	88,281	3,031
	Greggs plc (Hotels, restaurants & leisure)	47,064	1,512
	Ideagen plc (Software)	674,930	1,931
	IntegraFin Holdings plc (Capital markets)	682,231	3,772
	Pets at Home Group plc (Specialty retail)	456,170	2,155
	Renishaw plc (Electronic equipment, instruments & components)	68,469	3,456
	Rotork plc (Machinery)	1,059,323	4,511
	Safestore Holdings plc (Equity REIT)	324,099	5,691
	Softcat plc (IT services)	269,908	6,018
*	Trustpilot Group plc (Interactive Media & Services)	212,427	401
			42,813

	Emerging Latin America—6.9%

	Brazil—3.7%
	Arezzo Industria e Comercio S.A. (Textiles, apparel & luxury goods)	244,700	4,635
	Pet Center Comercio e Participacoes S.A. (Specialty retail)	858,592	3,365
	TOTVS S.A. (Software)	439,200	3,356
			11,356

	Mexico—3.2%
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation infrastructure)	914,400	6,806
	Grupo Aeroportuario del Sureste S.A.B. de C.V. Class “B” (Transportation infrastructure)	124,935	2,775
			9,581

	Canada—2.5%
*	Canada Goose Holdings, Inc. (Textiles, apparel & luxury goods)	48,728	1,283
*	Kinaxis, Inc. (Software)	30,073	3,936
	Parkland Corporation (Oil, gas & consumable fuels)	88,132	2,606
			7,825

See accompanying Notes to Portfolio of Investments.

45

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Emerging Mid-East, Africa—2.1%

	South Africa—1.4%
	Clicks Group, Ltd. (Food & staples retailing)	202,001	$4,276

	United Arab Emirates—0.7%
*	Network International Holdings plc (IT services)	578,556	2,115

	Asia—1.8%

	Australia—1.4%
	Netwealth Group, Ltd. (Capital markets)	153,821	1,708
	Pro Medicus, Ltd. (Health care technology)	69,901	2,533
			4,241

	New Zealand—0.4%
	Mainfreight, Ltd. (Air freight & logistics)	21,181	1,232

	Total Common Stocks—97.1% (cost $272,454)		296,074

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/22, due 4/1/22, repurchase price $9,833, collateralized by U.S. Treasury Bond, 4.375%, due 11/15/39, valued at $10,029	$9,833	9,833

	Total Repurchase Agreement—3.2% (cost $9,833)		9,833

	Total Investments—100.3% (cost $282,287)		305,907

	Liabilities, plus cash and other assets—(0.3)%		(1,001)

	Net assets—100.0%		$304,906

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

46

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2022 (unaudited)

At March 31, 2022, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	32.9%
Information Technology	19.9%
Consumer Discretionary	16.5%
Health Care	10.1%
Financials	9.6%
Consumer Staples	3.3%
Communication Services	3.3%
Real Estate	2.5%
Utilities	1.0%
Energy	0.9%
Total	100.0%

At March 31, 2022, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Swedish Krona	20.6%
British Pound Sterling	15.2%
Japanese Yen	14.7%
Euro	14.5%
Indian Rupee	7.1%
Brazilian Real	3.8%
New Taiwan Dollar	3.7%
Mexican Peso	3.2%
Swiss Franc	2.8%
U.S. Dollar	2.3%
Canadian Dollar	2.2%
Norwegian Krone	2.1%
Chinese Yuan Renminbi	2.0%
South African Rand	1.5%
Australian Dollar	1.4%
South Korean Won	1.1%
All Other Currencies	1.8%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

47

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Emerging Asia—67.3%

	China—20.2%
*	Alibaba Group Holding, Ltd. (Internet & direct marketing retail)	1,201,528	$16,397
	China Merchants Bank Co., Ltd. Class “H” (Banks)	1,059,000	8,244
	China Tourism Group Duty Free Corporation, Ltd. Class “A” (Specialty retail)	198,356	5,102
	Foshan Haitian Flavouring & Food Co., Ltd. Class “A” (Food products)	489,101	6,717
*	JD.com, Inc. Class “A” (Internet & direct marketing retail)	19,804	563
	Kweichow Moutai Co., Ltd. Class “A” (Beverages)	22,359	6,023
	Midea Group Co., Ltd. Class “A” (Household durables)	857,200	7,646
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	199,200	2,630
	Silergy Corporation (Semiconductors & semiconductor equipment)	27,000	3,166
	Tencent Holdings, Ltd. (Interactive Media & Services)	425,500	19,613
	TravelSky Technology, Ltd. Class “H” (IT services)	2,738,000	3,928
	Wuxi Lead Intelligent Equipment Co., Ltd. Class “A” (Machinery)	462,469	4,224
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class “A” (Pharmaceuticals)	101,600	5,050
			89,303

	India—23.0%
	Asian Paints, Ltd. (Chemicals)	145,108	5,872
	Bajaj Finance, Ltd. (Consumer finance)	79,939	7,590
	Britannia Industries, Ltd. (Food products)	122,651	5,176
	Havells India, Ltd. (Electrical equipment)	298,439	4,516
	HDFC Bank, Ltd. (Banks)	628,943	12,110
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	219,877	6,859
	Infosys, Ltd. (IT services)	652,286	16,346
*	InterGlobe Aviation, Ltd. (Airlines)	285,701	7,527
*	Motherson Sumi Wiring India, Ltd. (Auto components)	3,215,871	2,742
	Reliance Industries, Ltd. (Oil, gas & consumable fuels)	650,381	22,506
	UPL, Ltd. (Chemicals)	1,079,848	10,891
			102,135

	Indonesia—4.1%
	Bank Central Asia Tbk PT (Banks)	27,181,600	15,109
*	Sea, Ltd.—ADR (Entertainment)	23,475	2,812
			17,921

	South Korea—5.7%
*	Coupang, Inc. (Internet & direct marketing retail)	171,202	3,027
	Douzone Bizon Co., Ltd. (Software)	28,570	1,087
	Kakao Corporation (Interactive Media & Services)	71,260	6,194
	LG Household & Health Care, Ltd. (Personal products)	8,788	6,199
	NAVER Corporation (Interactive Media & Services)	32,149	8,935
			25,442

	Taiwan—14.3%
	Airtac International Group (Machinery)	135,000	4,340
	E.Sun Financial Holding Co., Ltd. (Banks)	7,210,267	8,273
*	eMemory Technology, Inc. (Semiconductors & semiconductor equipment)	81,000	5,147
*	MediaTek, Inc. (Semiconductors & semiconductor equipment)	362,000	11,266
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	331,104	34,521
			63,547

See accompanying Notes to Portfolio of Investments.

48

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Emerging Latin America—24.8%

	Argentina—5.7%
*	Globant S.A. (IT services)†	44,863	$11,757
*	MercadoLibre, Inc. (Internet & direct marketing retail)	11,503	13,683
			25,440

	Brazil—10.3%
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	3,580,900	11,816
*	Locaweb Servicos de Internet S.A. (IT services)	1,424,400	3,022
	Raia Drogasil S.A. (Food & staples retailing)	739,000	3,716
*	Rumo S.A. (Road & rail)	2,992,600	11,660
	TOTVS S.A. (Software)	1,192,700	9,113
	WEG S.A. (Electrical equipment)	841,500	6,163
			45,490

	Mexico—6.5%
*	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class “B” (Transportation infrastructure)	953,200	15,366
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	3,310,900	13,568
			28,934

	Peru—1.7%
	Credicorp, Ltd. (Banks)†	43,533	7,482

	Uruguay—0.6%
*	Dlocal, Ltd. (IT services)†	86,735	2,711

	Emerging Europe, Mid-East, Africa—6.1%

	Russia—0.0%
	HeadHunter Group plc—ADR (Professional services)**	69,047	52

	South Africa—5.1%
	Capitec Bank Holdings, Ltd. (Banks)	97,402	15,512
	Clicks Group, Ltd. (Food & staples retailing)	342,964	7,260
			22,772

	United Arab Emirates—1.0%
*	Network International Holdings plc (IT services)	1,157,781	4,231

	Total Common Stocks—98.2% (cost $418,447)		435,460

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/22, due 4/1/22, repurchase price $9,834, collateralized by U.S. Treasury Bond, 4.250%, due 5/15/39, valued at $10,030	$9,834	9,834

	Total Repurchase Agreement—2.2% (cost $9,834)		9,834

See accompanying Notes to Portfolio of Investments.

49

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value

Total Investments—100.4% (cost $428,281)		$445,294

Liabilities, plus cash and other assets—(0.4)%		(1,885)

Net assets—100.0%		$443,409

ADR = American Depository Receipt

* = Non-income producing security

** = Fair valued pursuant to Valuation Procedures approved by the Board of Trustees. This holding represents 0.01% of the Fund’s net assets at March 31, 2022.

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

50

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2022 (unaudited)

At March 31, 2022, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	24.3%
Financials	21.4%
Industrials	12.4%
Consumer Discretionary	11.9%
Consumer Staples	11.2%
Communication Services	8.6%
Energy	5.2%
Materials	3.8%
Health Care	1.2%
Total	100.0%

At March 31, 2022, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	23.5%
U.S. Dollar	17.5%
Hong Kong Dollar	11.8%
Brazilian Real	10.4%
Chinese Yuan Renminbi	8.0%
New Taiwan Dollar	7.4%
Mexican Peso	6.6%
South African Rand	5.2%
South Korean Won	5.1%
Indonesian Rupiah	3.5%
All Other Currencies	1.0%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

51

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Emerging Asia—77.6%

	China—14.4%
	ANTA Sports Products, Ltd. (Textiles, apparel & luxury goods)	366,000	$4,540
	Bank of Ningbo Co., Ltd. Class “A” (Banks)	1,814,900	10,634
	Chacha Food Co., Ltd. Class “A” (Food products)	238,300	2,011
	China Meidong Auto Holdings, Ltd. (Specialty retail)	918,000	3,489
	China Merchants Bank Co., Ltd. Class “H” (Banks)	2,659,500	20,703
	Contemporary Amperex Technology Co., Ltd. Class “A” (Electrical equipment)	39,900	3,193
	East Money Information Co., Ltd. Class “A” (Capital markets)	878,500	3,480
*	JD.com, Inc. Class “A” (Internet & direct marketing retail)	158,521	4,504
	Jiumaojiu International Holdings, Ltd. (Hotels, restaurants & leisure)	1,455,000	3,078
	Kweichow Moutai Co., Ltd. Class “A” (Beverages)	19,474	5,246
	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	1,113,500	9,455
	NAURA Technology Group Co., Ltd. Class “A” (Semiconductors & semiconductor equipment)	57,400	2,452
	NetEase, Inc. (Entertainment)	215,800	3,894
	Proya Cosmetics Co., Ltd. Class “A” (Personal products)	113,800	3,371
	Shenzhen Inovance Technology Co., Ltd. Class “A” (Machinery)	503,664	4,497
	Silergy Corporation (Semiconductors & semiconductor equipment)	77,000	9,028
	Sungrow Power Supply Co., Ltd. Class “A” (Electrical equipment)	189,693	3,182
	Suzhou Maxwell Technologies Co., Ltd. Class “A” (Electrical equipment)	44,692	3,680
	Tencent Holdings, Ltd. (Interactive Media & Services)	293,160	13,513
	Wuxi Lead Intelligent Equipment Co., Ltd. Class “A” (Machinery)	405,205	3,701
	Yunnan Botanee Bio-Technology Group Co., Ltd. Class “A” (Personal products)	55,500	1,629
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class “A” (Semiconductors & semiconductor equipment)	426,990	4,006
	Zhongsheng Group Holdings, Ltd. (Specialty retail)	469,500	3,301
			126,587

	India—23.8%
	Aarti Industries, Ltd. (Chemicals)	194,810	2,439
*	Affle India, Ltd. (Media)	168,410	2,757
*	Amber Enterprises India, Ltd. (Household durables)	60,494	2,786
*	APL Apollo Tubes, Ltd. (Metals & mining)	229,533	2,747
	Apollo Hospitals Enterprise, Ltd. (Health care providers & services)	113,476	6,743
	Asian Paints, Ltd. (Chemicals)	93,552	3,786
	Astral, Ltd. (Building products)	69,527	1,844
	Atul, Ltd. (Chemicals)	20,879	2,821
	Bajaj Finance, Ltd. (Consumer finance)	143,442	13,620
	Bata India, Ltd. (Textiles, apparel & luxury goods)	111,819	2,878
*	Clean Science & Technology, Ltd. (Chemicals)	74,797	1,952
	Coforge, Ltd. (IT services)	48,456	2,828
	Computer Age Management Services, Ltd. (IT services)	88,368	2,678
	Crompton Greaves Consumer Electricals, Ltd. (Household durables)	507,046	2,484
	Dabur India, Ltd. (Personal products)	382,069	2,699
	Divi’s Laboratories, Ltd. (Life sciences tools & services)	48,105	2,796
	Dixon Technologies India, Ltd. (Household durables)	42,259	2,383
	Dr. Lal PathLabs, Ltd. (Health care providers & services)	54,960	1,877
	Escorts, Ltd. (Machinery)	95,656	2,123
*	Godrej Properties, Ltd. (Real estate management & development)	67,083	1,470
	Havells India, Ltd. (Electrical equipment)	176,191	2,666
	HDFC Bank, Ltd. (Banks)	767,261	14,774
	Hindustan Unilever, Ltd. (Personal products)	75,802	2,037
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	359,483	11,214

See accompanying Notes to Portfolio of Investments.

52

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	India — (continued)
	Indian Energy Exchange Ltd. (Capital markets)	735,070	$2,158
	Info Edge India, Ltd. (Interactive Media & Services)	38,965	2,304
	Infosys, Ltd. (IT services)	256,228	6,421
	JK Cement, Ltd. (Construction materials)	43,644	1,392
	Jubilant Foodworks, Ltd. (Hotels, restaurants & leisure)	25,045	865
	Kajaria Ceramics, Ltd. (Building products)	139,974	1,862
	KEI Industries, Ltd. (Electrical equipment)	157,262	2,587
	Larsen & Toubro Infotech, Ltd. (IT services)	56,599	4,563
	Minda Industries, Ltd. (Auto components)	193,380	2,355
	Nestle India, Ltd. (Food products)	11,818	2,696
	Pidilite Industries, Ltd. (Chemicals)	102,223	3,313
	Polycab India, Ltd. (Electrical equipment)	56,911	1,760
	Reliance Industries, Ltd. (Oil, gas & consumable fuels)	896,860	31,035
	SRF, Ltd. (Chemicals)	228,510	8,046
	Tata Consultancy Services, Ltd. (IT services)	363,543	17,880
	Tata Consumer Products, Ltd. (Food products)	246,007	2,513
	Tata Elxsi, Ltd. (Software)	58,815	6,826
	Trent, Ltd. (Multiline retail)	225,835	3,793
	UPL, Ltd. (Chemicals)	456,047	4,600
	Varun Beverages, Ltd. (Beverages)	263,940	3,248
	Voltas, Ltd. (Construction & engineering)	184,729	3,020
			209,639

	Indonesia—5.2%
	Bank Central Asia Tbk PT (Banks)	46,193,495	25,677
*	Bank Jago Tbk PT (Banks)	2,124,800	2,165
	Bank Rakyat Indonesia Persero Tbk PT (Banks)	53,834,051	17,387
			45,229

	Philippines—0.5%
	International Container Terminal Services, Inc. (Transportation infrastructure)	1,061,280	4,597

	South Korea—8.8%
	Chunbo Co., Ltd. (Chemicals)	9,063	2,496
	JYP Entertainment Corporation (Entertainment)	73,901	3,708
	Kakao Corporation (Interactive Media & Services)	85,944	7,470
	LEENO Industrial, Inc. (Semiconductors & semiconductor equipment)	26,853	4,056
	NAVER Corporation (Interactive Media & Services)	27,706	7,700
*	Samsung Biologics Co., Ltd. (Life sciences tools & services)	7,030	4,777
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	783,639	44,842
	Samsung SDI Co., Ltd. (Electronic equipment, instruments & components)	5,147	2,505
			77,554

	Taiwan—22.8%
	Accton Technology Corporation (Communications equipment)	123,000	946
	Advantech Co., Ltd. (Technology hardware, storage & peripherals)	335,766	4,302
	Airtac International Group (Machinery)	58,852	1,892
	ASMedia Technology, Inc. (Semiconductors & semiconductor equipment)	50,000	3,341
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	102,000	11,482
	Chailease Holding Co., Ltd. (Diversified financial services)	1,514,800	13,287
	Chroma ATE, Inc. (Electronic equipment, instruments & components)	437,000	2,725
	E.Sun Financial Holding Co., Ltd. (Banks)	18,157,646	20,832

See accompanying Notes to Portfolio of Investments.

53

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	Taiwan — (continued)
	Elite Material Co., Ltd. (Electronic equipment, instruments & components)	416,000	$3,694
*	eMemory Technology, Inc. (Semiconductors & semiconductor equipment)	47,000	2,987
	Feng TAY Enterprise Co., Ltd. (Textiles, apparel & luxury goods)	413,000	2,746
	Lotes Co., Ltd. (Electronic equipment, instruments & components)	161,459	3,911
*	MediaTek, Inc. (Semiconductors & semiconductor equipment)	947,000	29,471
	momo.com, Inc. (Internet & direct marketing retail)	60,600	1,970
	Parade Technologies, Ltd. (Semiconductors & semiconductor equipment)	126,000	7,875
	Realtek Semiconductor Corporation (Semiconductors & semiconductor equipment)	184,000	2,733
	Sinbon Electronics Co., Ltd. (Electronic equipment, instruments & components)	375,000	3,382
	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & semiconductor equipment)	896,000	18,380
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	537,525	56,042
	Voltronic Power Technology Corporation (Electrical equipment)	101,586	5,127
	Wiwynn Corporation (Technology hardware, storage & peripherals)	109,000	3,845
			200,970

	Thailand—1.7%
	Com7 PCL Class “F” (Specialty retail)	3,644,400	4,691
	Kasikornbank PCL (Banks)	2,184,500	10,557
			15,248

	Vietnam—0.4%
	Hoa Phat Group JSC (Metals & mining)	1,743,701	3,432

	Emerging Latin America—12.7%

	Argentina—2.3%
*	Globant S.A. (IT services)†	32,125	8,419
*	MercadoLibre, Inc. (Internet & direct marketing retail)	9,772	11,624
			20,043

	Brazil—6.3%
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	1,000,300	3,301
*	Itau Unibanco Holding S.A.—ADR (Banks)	3,114,912	17,786
	Localiza Rent a Car S.A. (Road & rail)	505,800	6,491
	Patria Investments, Ltd. Class “A” (Capital markets)†	174,996	3,117
	Pet Center Comercio e Participacoes S.A. (Specialty retail)	902,991	3,539
*	Raia Drogasil S.A. (Food & staples retailing)	1,142,400	5,744
*	TOTVS S.A. (Software)	782,200	5,977
	Vinci Partners Investments, Ltd. Class “A” (Capital markets)†	197,305	2,733
*	WEG S.A. (Electrical equipment)	921,640	6,750
			55,438

	Mexico—2.1%
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	4,566,200	18,712

	Peru—1.6%
	Credicorp, Ltd. (Banks)†	81,150	13,947

	Uruguay—0.4%
*	Dlocal, Ltd. (IT services)†	118,156	3,694

See accompanying Notes to Portfolio of Investments.

54

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Emerging Europe, Mid-East, Africa—7.9%

	Kenya—0.2%
	Safaricom plc (Wireless telecommunication services)	7,534,354	$2,213

	Poland—0.4%
*	Dino Polska S.A. (Food & staples retailing)	42,130	3,400

	Qatar—1.8%
	Qatar Islamic Bank S.A.Q. (Banks)	700,586	4,585
	Qatar National Bank QPSC (Banks)	1,747,615	11,044
			15,629

	South Africa—4.0%
	Capitec Bank Holdings, Ltd. (Banks)	172,204	27,425
	Clicks Group, Ltd. (Food & staples retailing)	359,646	7,614
			35,039

	United Arab Emirates—1.5%
	First Abu Dhabi Bank PJSC (Banks)	2,027,286	13,009

	Total Common Stocks—98.2% (cost $695,061)		864,380

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/22, due 4/01/22, repurchase price $26,557, collateralized by U.S. Treasury Bond, 4.375%, due 11/15/39, valued at $27,088	$26,557	26,557

	Total Repurchase Agreement—3.0% (cost $26,557)		26,557

	Total Investments—101.2% (cost $721,618)		890,937

	Liabilities, plus cash and other assets—(1.2)%		(10,343)

	Net assets—100.0%		$880,594

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

55

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2022 (unaudited)

At March 31, 2022, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	32.5%
Financials	30.5%
Consumer Discretionary	8.2%
Consumer Staples	7.0%
Industrials	6.8%
Communication Services	5.0%
Materials	4.3%
Energy	3.6%
Health Care	1.9%
Real Estate	0.2%
Total	100.0%

At March 31, 2022, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	24.2%
New Taiwan Dollar	17.8%
U.S. Dollar	13.6%
South Korean Won	9.0%
Hong Kong Dollar	7.7%
Chinese Yuan Renminbi	5.9%
Indonesian Rupiah	5.2%
South African Rand	4.0%
Brazilian Real	3.7%
Mexican Peso	2.2%
Qatari Rial	1.8%
Thai Baht	1.8%
UAE Dirham	1.5%
All Other Currencies	1.6%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

56

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Emerging Asia—72.8%

	Cambodia—0.4%
	NagaCorp, Ltd. (Hotels, restaurants & leisure)	2,304,000	$2,041

	China—8.9%
	By-health Co., Ltd. Class “A” (Personal products)	1,048,776	3,500
	Centre Testing International Group Co., Ltd. Class “A” (Professional services)	1,240,605	3,836
	Chacha Food Co., Ltd. Class “A” (Food products)	754,171	6,363
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class “A” (Auto components)	17,763	362
	China Lesso Group Holdings, Ltd. (Building products)	542,000	651
	China Meidong Auto Holdings, Ltd. (Specialty retail)	972,000	3,694
	CIFI Ever Sunshine Services Group, Ltd. (Real estate management & development)	2,268,000	3,023
	Estun Automation Co., Ltd. Class “A” (Machinery)	445,800	1,403
	Jiumaojiu International Holdings, Ltd. (Hotels, restaurants & leisure)	2,383,000	5,041
	Proya Cosmetics Co., Ltd. Class “A” (Personal products)	346,600	10,266
	Suzhou Maxwell Technologies Co., Ltd. Class “A” (Electrical equipment)	32,900	2,709
			40,848

	India—33.2%
	Aarti Industries, Ltd. (Chemicals)	318,016	3,982
*	Aavas Financiers, Ltd. (Thrifts & mortgage finance)	113,198	3,844
*	Affle India, Ltd. (Media)	259,940	4,255
*	Amber Enterprises India, Ltd. (Household durables)	56,706	2,612
*	APL Apollo Tubes, Ltd. (Metals & mining)	264,913	3,171
	Apollo Hospitals Enterprise, Ltd. (Health care providers & services)	31,545	1,875
	Astral Poly Technik, Ltd. (Building products)	133,208	3,533
	Atul, Ltd. (Chemicals)	29,227	3,949
*	AU Small Finance Bank Ltd. (Banks)	493,563	8,050
	Balkrishna Industries, Ltd. (Auto components)	24,760	691
	Bata India, Ltd. (Textiles, apparel & luxury goods)	65,243	1,679
	Berger Paints India, Ltd. (Chemicals)	117,067	1,075
	Carborundum Universal, Ltd. (Chemicals)	243,433	2,557
	Central Depository Services India, Ltd. (Capital markets)	138,445	2,677
	Century Plyboards India, Ltd. (Paper & forest products)	294,516	2,778
	Cholamandalam Investment and Finance Co., Ltd. (Consumer finance)	717,053	6,735
*	Clean Science & Technology, Ltd. (Chemicals)	78,841	2,057
	Coforge, Ltd. (IT services)	19,724	1,151
	Computer Age Management Services, Ltd. (IT services)	49,602	1,503
	Crompton Greaves Consumer Electricals, Ltd. (Household durables)	189,935	930
	Dixon Technologies India, Ltd. (Household durables)	50,415	2,843
	Dr. Lal PathLabs, Ltd. (Health care providers & services)	12,737	435
*	Godrej Properties, Ltd. (Real estate management & development)	193,027	4,230
	Havells India, Ltd. (Electrical equipment)	73,912	1,118
	Indian Energy Exchange Ltd. (Capital markets)	598,709	1,758
	JK Cement, Ltd. (Construction materials)	13,835	441
	Kajaria Ceramics, Ltd. (Building products)	160,234	2,132
	Kansai Nerolac Paints, Ltd. (Chemicals)	114,320	691
	KEC International, Ltd. (Construction & engineering)	125,689	627
	KEI Industries, Ltd. (Electrical equipment)	328,114	5,398
	Larsen & Toubro Infotech Ltd. (IT services)	74,971	6,044
	Laurus Labs Ltd. (Pharmaceuticals)	266,980	2,073
	Minda Industries, Ltd. (Auto components)	146,190	1,780
	Navin Fluorine International, Ltd. (Chemicals)	27,351	1,465

See accompanying Notes to Portfolio of Investments.

57

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	India — (continued)
*	Oberoi Realty, Ltd. (Real estate management & development)	522,357	$6,443
	PI Industries, Ltd. (Chemicals)	14,872	550
	Pidilite Industries, Ltd. (Chemicals)	25,957	841
	Polycab India, Ltd. (Electrical equipment)	124,822	3,860
	Radico Khaitan, Ltd. (Beverages)	216,737	2,526
	Relaxo Footwears, Ltd. (Textiles, apparel & luxury goods)	154,245	2,167
	SRF, Ltd. (Chemicals)	201,496	7,095
	Sundram Fasteners, Ltd. (Auto components)	164,247	1,934
	Tata Elxsi, Ltd. (Software)	52,223	6,061
	Trent, Ltd. (Multiline retail)	525,314	8,823
	Tube Investments of India, Ltd. (Auto components)	105,513	2,238
*	V-Mart Retail, Ltd. (Multiline retail)	71,898	3,689
	Varun Beverages, Ltd. (Beverages)	738,293	9,086
	Vinati Organics, Ltd. (Chemicals)	102,103	2,618
	VIP Industries, Ltd. (Textiles, apparel & luxury goods)	373,126	3,639
			151,709

	Indonesia—1.5%
	PT Bank Tabungan Pensiunan Nasional Syariah Tbk (Banks)	30,457,900	6,975

	Malaysia—2.1%
	Inari Amertron Bhd (Electronic equipment, instruments & components)	7,532,700	5,449
	MR DIY Group M Bhd (Specialty retail)	3,694,800	3,036
	UWC BHD (Machinery)	1,290,400	1,189
			9,674

	Philippines—3.8%
	International Container Terminal Services, Inc. (Transportation infrastructure)	2,290,640	9,923
*	TDCX, Inc.—ADR (IT services)	137,465	1,670
	Wilcon Depot, Inc. (Specialty retail)	10,868,300	5,662
			17,255

	South Korea—5.4%
	Chunbo Co., Ltd. (Chemicals)	11,801	3,250
*	Doosan Fuel Cell Co., Ltd. (Electrical equipment)	19,016	635
	F&F Co., Ltd. (Textiles, apparel & luxury goods)	16,663	10,163
	LEENO Industrial, Inc. (Semiconductors & semiconductor equipment)	50,249	7,589
*	NHN KCP Corporation (IT services)	86,423	1,897
	NICE Information Service Co., Ltd. (Professional services)	82,915	1,344
			24,878

	Taiwan—13.8%
	Airtac International Group (Machinery)	71,158	2,288
	Alchip Technologies, Ltd. (Semiconductors & semiconductor equipment)	114,000	4,307
	ASMedia Technology, Inc. (Semiconductors & semiconductor equipment)	65,000	4,343
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	116,000	13,058
	Elite Material Co., Ltd. (Electronic equipment, instruments & components)	820,000	7,281
	eMemory Technology, Inc. (Semiconductors & semiconductor equipment)	34,000	2,160
	Lotes Co., Ltd. (Electronic equipment, instruments & components)	337,831	8,183
	Makalot Industrial Co., Ltd. (Textiles, apparel & luxury goods)	507,000	3,611
	momo.com, Inc. (Internet & direct marketing retail)	13,600	442
	Parade Technologies, Ltd. (Semiconductors & semiconductor equipment)	87,000	5,437

See accompanying Notes to Portfolio of Investments.

58

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)

	Taiwan — (continued)
	Sinbon Electronics Co., Ltd. (Electronic equipment, instruments & components)	757,000	$6,828
	Voltronic Power Technology Corporation (Electrical equipment)	100,507	5,072
			63,010

	Thailand—3.4%
	Bumrungrad Hospital PCL (Health care providers & services)	261,500	1,231
	Carabao Group PCL Class “F” (Beverages)	121,700	394
	Com7 PCL Class “F” (Specialty retail)	8,500,300	10,941
	Muangthai Capital PCL (Consumer finance)	1,936,700	3,045
			15,611

	Vietnam—0.3%
	Hoa Phat Group JSC (Metals & mining)	642,920	1,265

	Emerging Latin America—18.6%

	Brazil—12.0%
	Arezzo Industria e Comercio S.A. (Textiles, apparel & luxury goods)	490,200	9,285
*	Azul S.A.—ADR (Airlines)	85,103	1,281
	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes (Household durables)	1,215,100	4,464
*	Grupo SBF S.A. (Specialty retail)	767,600	4,079
*	Infracommerce CXAAS S.A. (Interactive Media & Services)	1,203,400	3,614
*	Locaweb Servicos de Internet S.A. (IT services)	2,338,878	4,962
	Lojas Quero Quero S (Specialty retail)	435,400	937
	Pet Center Comercio e Participacoes S.A. (Specialty retail)	2,381,306	9,333
*	Sequoia Logistica e Transportes S.A. (Air freight & logistics)	1,694,500	4,449
	TOTVS S.A. (Software)	1,647,400	12,588
			54,992

	Mexico—5.9%
	Banco del Bajio S.A. (Banks)	2,480,400	6,778
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation infrastructure)	914,099	6,804
	Grupo Aeroportuario del Sureste S.A.B. de C.V. Class “B” (Transportation infrastructure)	487,390	10,826
	Regional S.A.B. de C.V. (Banks)	361,200	2,523
			26,931

	Uruguay—0.7%
*	Dlocal, Ltd. (IT services)†	100,981	3,157

	Emerging Europe, Mid-East, Africa—7.7%

	Kazakhstan—0.2%
	Kaspi.KZ JSC—GDR (Consumer finance)	18,713	928

	Kenya—0.8%
	Safaricom plc (Wireless telecommunication services)	13,027,160	3,828

	Lithuania—0.3%
*	Baltic Classifieds Group plc (Interactive Media & Services)	779,857	1,406

	Poland—2.4%
*	Dino Polska S.A. (Food & staples retailing)	109,497	8,837

See accompanying Notes to Portfolio of Investments.

59

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Emerging Europe, Mid-East, Africa—(continued)

	Poland — (continued)
	ING Bank Slaski S.A. (Banks)	37,802	$2,116
			10,953

	Romania—0.9%
	Banca Transilvania S.A. (Banks)	7,291,476	3,970

	Russia—0.0%
*	Cian plc—ADR (Interactive Media & Services)**	226,219	39
	HeadHunter Group plc—ADR (Professional services)**	52,166	39
			78

	South Africa—2.5%
	Clicks Group, Ltd. (Food & staples retailing)	70,007	1,482
	Transaction Capital, Ltd. (Consumer finance)	2,915,730	9,877
			11,359

	United Arab Emirates—0.6%
	Abu Dhabi National Oil Co. for Distribution PJSC (Specialty retail)	2,328,230	2,658

	Europe—0.7%

	Greece—0.7%
	Terna Energy S.A. (Independent power & renewable electricity producers)	165,495	3,032

	Total Common Stocks—99.8% (cost $416,787)		456,558

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 3/31/22, due 4/1/22, repurchase price $988, collateralized by U.S. Treasury Bond, 4.250%, due 5/15/39, valued at $1,008	$988	988

	Total Repurchase Agreement—0.2% (cost $988)		988

	Total Investments—100.0% (cost $417,775)		457,546

	Cash and other assets, less liabilities—0.0%		147

	Net assets—100.0%		$457,693

ADR = American Depository Receipt

GDR = Global Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

** = Fair valued pursuant to Valuation Procedures approved by the Board of Trustees. These holdings represent 0.02% of the Fund’s net assets at March 31, 2022.

See accompanying Notes to Portfolio of Investments.

60

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2022 (unaudited)

At March 31, 2022, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Consumer Discretionary	23.8%
Information Technology	22.7%
Industrials	15.1%
Financials	13.0%
Consumer Staples	9.3%
Materials	8.3%
Real Estate	3.0%
Communication Services	2.9%
Health Care	1.2%
Utilities	0.7%
Total	100.0%

At March 31, 2022, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	33.2%
New Taiwan Dollar	13.8%
Brazilian Real	11.8%
Chinese Yuan Renminbi	6.2%
Mexican Peso	5.9%
South Korean Won	5.5%
Thai Baht	3.4%
Philippine Peso	3.4%
Hong Kong Dollar	3.2%
South African Rand	2.5%
Polish Zloty	2.4%
Malaysian Ringgit	2.1%
U.S. Dollar	1.6%
Indonesian Rupiah	1.5%
All Other Currencies	3.5%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

61

China Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Emerging Asia—94.5%

	China—94.5%
	Aier Eye Hospital Group Co., Ltd. Class “A” (Health care providers & services)	21,168	$105
*	Alibaba Group Holding, Ltd. (Internet & direct marketing retail)	14,400	197
	Bank of Ningbo Co., Ltd. Class “A” (Banks)	48,490	284
	Beijing Kingsoft Office Software, Inc. Class “A” (Software)	2,405	71
	By-health Co., Ltd. Class “A” (Personal products)	12,200	41
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class “A” (Auto components)	701	14
	China Meidong Auto Holdings, Ltd. (Specialty retail)	16,000	61
	China Merchants Bank Co., Ltd. Class “H” (Banks)	35,000	273
	China Tourism Group Duty Free Corporation, Ltd. Class “A” (Specialty retail)	8,500	219
	Contemporary Amperex Technology Co., Ltd. Class “A” (Electrical equipment)	2,100	168
	Country Garden Services Holdings Co., Ltd. (Real estate management & development)	12,000	51
	East Money Information Co., Ltd. Class “A” (Capital markets)	33,600	133
	Ecovacs Robotics Co., Ltd. Class “A” (Household durables)	3,600	61
	Estun Automation Co., Ltd. Class “A” (Machinery)	8,000	25
	Foshan Haitian Flavouring & Food Co., Ltd. Class “A” (Food products)	16,300	224
	Hangzhou Tigermed Consulting Co., Ltd. Class “A” (Life sciences tools & services)	3,517	59
*	JD.com, Inc. Class “A” (Internet & direct marketing retail)	6,802	193
	Jiangsu Hengli Hydraulic Co., Ltd. Class “A” (Machinery)	7,700	63
	Jiumaojiu International Holdings, Ltd. (Hotels, restaurants & leisure)	21,000	44
	Juewei Food Co., Ltd. Class “A” (Food products)	5,800	38
*	Kingdee International Software Group Co., Ltd. (Software)	16,000	35
	Kweichow Moutai Co., Ltd. Class “A” (Beverages)	1,100	296
	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	11,000	93
	Maxscend Microelectronics Co., Ltd. Class “A” (Electronic equipment, instruments & components)	1,600	53
*	Meituan Class “B” (Internet & direct marketing retail)	5,300	100
	NAURA Technology Group Co., Ltd. Class “A” (Semiconductors & semiconductor equipment)	2,300	98
	NetEase, Inc. (Entertainment)	8,900	161
	Ovctek China, Inc. Class “A” (Health care equipment & supplies)	8,100	46
	Proya Cosmetics Co., Ltd. Class “A” (Personal products)	2,600	77
	Sangfor Technologies, Inc. Class “A” (Software)	3,600	63
	SG Micro Corporation Class “A” (Semiconductors & semiconductor equipment)	2,700	138
	Shanghai M&G Stationery, Inc. Class “A” (Commercial services & supplies)	8,300	64
	Shenzhen Inovance Technology Co., Ltd. Class “A” (Machinery)	16,100	144
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	5,000	66
	Silergy Corporation (Semiconductors & semiconductor equipment)	1,500	176
	Sungrow Power Supply Co., Ltd. Class “A” (Electrical equipment)	3,900	65
	Suzhou Maxwell Technologies Co., Ltd. Class “A” (Electrical equipment)	700	58
	Tencent Holdings, Ltd. (Interactive Media & Services)	10,400	479
*	Topchoice Medical Corporation Class “A” (Health care providers & services)	2,300	52
	Will Semiconductor Co., Ltd. Shanghai Class “A” (Semiconductors & semiconductor equipment)	2,600	79
	Wuliangye Yibin Co., Ltd. Class “A” (Beverages)	6,200	151
	WuXi AppTec Co., Ltd. Class “H” (Life sciences tools & services)	3,900	61
*	Wuxi Biologics Cayman, Inc. (Life sciences tools & services)	9,000	72
	Wuxi Lead Intelligent Equipment Co., Ltd. Class “A” (Machinery)	10,500	96
	Yonyou Network Technology Co., Ltd. Class “A” (Software)	15,400	55
	Yunnan Botanee Bio-Technology Group Co., Ltd. Class “A” (Personal products)	1,000	29
	Yunnan Energy New Material Co., Ltd. Class “A” (Chemicals)	2,500	86
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class “A” (Pharmaceuticals)	2,300	114

See accompanying Notes to Portfolio of Investments.

62

China Growth Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value

Common Stocks—(continued)

Emerging Asia—(continued)

China—(continued)
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class “A” (Semiconductors & semiconductor equipment)	6,100	$57
Zhongsheng Group Holdings, Ltd. (Specialty retail)	11,000	77
		5,465

Asia—2.8%

Hong Kong—2.8%
AIA Group, Ltd. (Insurance)	9,800	103
Hong Kong Exchanges and Clearing, Ltd. (Capital markets)	1,200	56
		159

Total Common Stocks—97.3% (cost $7,374)		5,624

Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/22, due 4/1/22, repurchase price $187, collateralized by U.S. Treasury Bond, 4.250%, due 5/15/39, valued at $191	$187	187

Total Repurchase Agreement—3.2% (cost $187)		187

Total Investments—100.5% (cost $7,561)		5,811

Liabilities, plus cash and other assets—(0.5)%		(28)

Net assets—100.0%		$5,783

* = Non-income producing security

See accompanying Notes to Portfolio of Investments.

63

China Growth Fund

Portfolio of Investments, March 31, 2022 (unaudited)

At March 31, 2022, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Consumer Discretionary	20.1%
Consumer Staples	15.2%
Financials	15.1%
Information Technology	14.7%
Industrials	12.1%
Communication Services	11.4%
Health Care	9.0%
Materials	1.5%
Real Estate	0.9%
Total	100.0%

At March 31, 2022, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Chinese Yuan Renminbi	59.2%
Hong Kong Dollar	37.7%
New Taiwan Dollar	3.1%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

64

Bond Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

U.S. Government and U.S. Government Agency—10.7%

U.S. Treasury—10.6%
U.S. Treasury Note, 1.125%, due 2/28/27	$850	$799
U.S. Treasury Note, 1.250%, due 6/30/28	2,475	2,306
U.S. Treasury Note, 0.625%, due 5/15/30	2,100	1,831
U.S. Treasury Note, 1.125%, due 2/15/31	3,220	2,910

Total U.S. Treasury		7,846

Federal National Mortgage Association (FNMA)—0.0%
#255956, 5.500%, due 10/1/25	—(a)	—(a)

Collateralized Mortgage Obligation—0.1%
Seasoned Credit Risk Transfer Trust, 2018-3, Tranche MA, 3.500%, due 8/25/57 VRN	31	32
Seasoned Credit Risk Transfer Trust, 2018-4, Tranche MA, 3.500%, due 3/25/58	18	18
Seasoned Credit Risk Transfer Trust, 2019-2, Tranche MA, 3.500%, due 8/25/58	22	22
Seasoned Credit Risk Transfer Trust, 2021-3, Tranche TT, 2.000%, due 3/25/61	33	32

Total Collateralized Mortgage Obligation		104

Total Long-Term Investments—10.7% (cost $8,772)		7,950

Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/22, due 4/1/22, repurchase price $67,036, collateralized by U.S. Treasury Bond, 4.375%, due 11/15/39, valued at $68,376	67,036	67,036

Total Repurchase Agreement—90.6% (cost $67,036)		67,036

Total Investments—101.3% (cost $75,808)		74,986

Liabilities, plus cash and other assets—(1.3)%		(982)

Net assets—100.0%		$74,004

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

VRN = Variable Rate Note

(a) Amount is less than the minimum amount disclosed.

See accompanying Notes to Portfolio of Investments.

65

Short Duration Bond Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

U.S. Government and U.S. Government Agency—8.1%

U.S. Treasury—8.0%
U.S. Treasury Floating Rate Note, 3M Treasury money market yield + 0.049%, 0.655%, due 1/31/23 VRN	$900	$901
U.S. Treasury Note, 0.375%, due 9/15/24	500	475
U.S. Treasury Note, 0.250%, due 7/31/25	450	418

Total U.S. Treasury		1,794

Collateralized Mortgage Obligation—0.1%
Seasoned Credit Risk Transfer Trust, 2018-3, Tranche MA, 3.500%, due 8/25/57 VRN	9	9
Seasoned Credit Risk Transfer Trust, 2018-4, Tranche MA, 3.500%, due 3/25/58	10	10
Seasoned Credit Risk Transfer Trust, 2019-2, Tranche MA, 3.500%, due 8/25/58	2	2
Seasoned Credit Risk Transfer Trust, 2021-3, Tranche TT, 2.000%, due 3/25/61	5	5

Total Collateralized Mortgage Obligation		26

Total Long-Term Investments—8.1% (cost $1,870)		1,820

Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/22, due 4/1/22, repurchase price $20,815, collateralized by U.S. Treasury Bond, 4.375%, due 11/15/39, valued at $21,232	20,815	20,815

Total Repurchase Agreement—92.3% (cost $20,815)		20,815

Total Investments—100.4% (cost $22,685)		22,635

Liabilities, plus cash and other assets—(0.4)%		(85)

Net assets—100.0%		$22,550

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

66

Ultra-Short Duration Bond Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

U.S. Government and U.S. Government Agency—13.2%

U.S. Treasury—13.2%
U.S. Treasury Bill, 0.102%, due 4/21/22	$1,015	$1,015
U.S. Treasury Bill, 0.234%, due 7/14/22	1,015	1,013
U.S. Treasury Note, 0.720%, due 4/30/22	500	500
U.S. Treasury Note, 0.125%, due 8/31/22	260	259
U.S. Treasury Note, 0.640%, due 4/30/23	2,500	2,504

Total U.S. Treasury		5,291

Federal National Mortgage Association (FNMA)—0.0%
#888982, 6.000%, due 12/1/22	—(a)	—(a)
#995395, 6.000%, due 12/1/23	—(a)	—(a)

Total FNMA Mortgage Obligations		—

Total Long-Term Investments—13.2% (cost $5,290)		5,291

Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/22, due 4/1/22, repurchase price $35,251, collateralized by U.S. Treasury Bond, 4.375%, due 11/15/39, valued at $35,956	35,251	35,251

Total Repurchase Agreement—88.3% (cost $35,251)		35,251

Total Investments—101.5% (cost $40,541)		40,542

Liabilities, plus cash and other assets—(1.5)%		(596)

Net assets—100.0%		$39,946

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

(a) Amount is less than the minimum amount disclosed.

See accompanying Notes to Portfolio of Investments.

67

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value

Foreign Government Bonds—61.2%

Albania—0.4%
Albania Government International Bond—144A, 3.500%, due 11/23/31	EUR	200	$191

Angola—2.4%
Angolan Government International Bond, 9.125%, due 11/26/49		$400	388
Angolan Government International Bond, 9.500%, due 11/12/25		250	273
Angolan Government International Bond, 8.000%, due 11/26/29		500	502
			1,163

Argentina—1.0%
Argentine Republic Government International Bond, 2.000%, due 1/9/38, VRN(a)		600	225
Argentine Republic Government International Bond, 2.500%, due 7/9/41, VRN(a)		475	165
Argentine Republic Government International Bond, 0.500%, due 7/9/30, VRN(a)		275	92
			482

Bahrain—2.5%
Bahrain Government International Bond, 5.250%, due 1/25/33		400	370
Bahrain Government International Bond, 6.250%, due 1/25/51		300	265
Bahrain Government International Bond, 7.500%, due 9/20/47		600	589
			1,224

Brazil—0.8%
Brazilian Government International Bond, 5.625%, due 2/21/47		400	376

Cameroon—0.5%
Republic of Cameroon—144A, 5.950%, due 7/7/32	EUR	250	243

Chile—1.4%
Chile Government International Bond, 2.550%, due 7/27/33		$550	502
Chile Government International Bond, 3.250%, due 9/21/71		200	162
			664

See accompanying Notes to Portfolio of Investments.

68

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value

Foreign Government Bonds—(continued)

Colombia—3.0%
Colombia Government International Bond, 5.000%, due 6/15/45		$830	$699
Colombia Government International Bond, 4.125%, due 5/15/51		250	189
Colombia Government International Bond, 4.125%, due 2/22/42		300	236
Colombia Government International Bond, 5.625%, due 2/26/44		200	180
Colombia Government International Bond, 5.200%, due 5/15/49		200	170
			1,474

Costa Rica—0.4%
Costa Rica Government International Bond, 5.625%, due 4/30/43		200	174

Dominican Republic—2.9%
Dominican Republic International Bond, 4.875%, due 9/23/32		450	407
Dominican Republic International Bond, 5.875%, due 1/30/60		550	468
Dominican Republic International Bond—144A, 6.000%, due 2/22/33		200	195
Dominican Republic International Bond—144A, 5.500%, due 2/22/29		350	346
			1,416

Ecuador—2.6%
Ecuador Government International Bond, 0.500%, due 7/31/40, VRN(a)		450	256
Ecuador Government International Bond, 5.000%, due 7/31/30, VRN(a)		200	167
Ecuador Government International Bond, 1.000%, due 7/31/35, VRN(a)		1,300	850
			1,273

Egypt—3.0%
Egypt Government International Bond, 8.875%, due 5/29/50		550	474
Egypt Government International Bond, 7.500%, due 2/16/61		250	198
Egypt Government International Bond, 4.750%, due 4/16/26	EUR	200	204
Egypt Government International Bond, 6.375%, due 4/11/31	EUR	150	142
Egypt Government International Bond—144A, 7.300%, due 9/30/33		$250	217

See accompanying Notes to Portfolio of Investments.

69

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value

Foreign Government Bonds—(continued)

Egypt — (continued)
Egypt Government International Bond—144A, 8.750%, due 9/30/51		$250	$215
			1,450

El Salvador—0.5%
El Salvador Government International Bond, 7.625%, due 2/1/41		500	228

Gabon—1.3%
Gabon Government International Bond, 7.000%, due 11/24/31		400	380
Gabon Government International Bond—144A, 7.000%, due 11/24/31		250	238
			618

Ghana—1.8%
Ghana Government International Bond, 8.750%, due 3/11/61		550	374
Ghana Government International Bond, 8.625%, due 4/7/34		400	281
Ghana Government International Bond, 7.750%, due 4/7/29		300	213
			868

Indonesia—3.0%
Indonesia Government International Bond, 3.500%, due 2/14/50		300	280
Indonesia Government International Bond, 4.750%, due 2/11/29		300	332
Indonesia Government International Bond, 4.450%, due 4/15/70		250	258
Indonesia Government International Bond, 3.400%, due 9/18/29		550	563
			1,433

Iraq—1.6%
Iraq International Bond, 5.800%, due 1/15/28		188	183
Iraq International Bond, 6.752%, due 3/9/23		600	600
			783

Ivory Coast—0.4%
Ivory Coast Government International Bond, 6.625%, due 3/22/48	EUR	200	193

Jamaica—0.4%
Jamaica Government International Bond, 6.750%, due 4/28/28		$200	219

See accompanying Notes to Portfolio of Investments.

70

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Foreign Government Bonds—(continued)

Jordan—0.4%
Jordan Government International Bond, 7.375%, due 10/10/47	$200	$181

Lebanon—0.8%
Lebanon Government International Bond, 5.800%, due 4/14/20(b)	1,400	164
Lebanon Government International Bond, 7.150%, due 11/20/31(b)	1,200	132
Lebanon Government International Bond, 6.850%, due 3/23/27(b)	600	71
		367

Mexico—1.5%
Mexico Government International Bond, 3.750%, due 4/19/71	900	716

Mongolia—0.4%
Mongolia Government International Bond, 5.625%, due 5/1/23	200	201

Morocco—0.3%
Morocco Government International Bond, 4.000%, due 12/15/50	200	160

Nigeria—2.9%
Nigeria Government International Bond, 8.375%, due 3/24/29	250	251
Nigeria Government International Bond, 7.625%, due 11/28/47	200	166
Nigeria Government International Bond, 7.696%, due 2/23/38	400	347
Nigeria Government International Bond—144A, 6.125%, due 9/28/28	225	206
Nigeria Government International Bond—144A, 7.375%, due 9/28/33	250	226
Nigeria Government International Bond—144A, 8.250%, due 9/28/51	225	195
		1,391

Oman—2.1%
Oman Government International Bond, 6.750%, due 1/17/48	800	797
Oman Government International Bond, 6.000%, due 8/1/29	200	208
		1,005

Pakistan—0.9%
Pakistan Government International Bond, 8.875%, due 4/8/51	400	276

See accompanying Notes to Portfolio of Investments.

71

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value

Foreign Government Bonds—(continued)

Pakistan — (continued)
Pakistan Government International Bond—144A, 6.000%, due 4/8/26		$200	$156
			432

Panama—1.6%
Panama Government International Bond, 4.500%, due 1/19/63		400	385
Panama Government International Bond, 4.500%, due 4/1/56		400	392
			777

Paraguay—1.0%
Paraguay Government International Bond, 5.400%, due 3/30/50		200	201
Paraguay Government International Bond, 4.700%, due 3/27/27		250	260
			461

Peru—1.3%
Peruvian Government International Bond, 3.230%, due 7/28/21		480	366
Peruvian Government International Bond, 3.000%, due 1/15/34		200	187
Peruvian Government International Bond, 3.600%, due 1/15/72		100	86
			639

Philippines—1.4%
Philippine Government International Bond, 3.700%, due 2/2/42		700	680

Qatar—2.9%
Qatar Government International Bond, 4.400%, due 4/16/50		1,000	1,121
Qatar Government International Bond, 9.750%, due 6/15/30		200	294
			1,415

Romania—1.7%
Romanian Government International Bond, 3.375%, due 1/28/50	EUR	720	637
Romanian Government International Bond, 2.875%, due 4/13/42	EUR	200	170
			807

Saudi Arabia—2.1%
Saudi Government International Bond, 2.250%, due 2/2/33		$400	367

See accompanying Notes to Portfolio of Investments.

72

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value

Foreign Government Bonds—(continued)

Saudi Arabia — (continued)
Saudi Government International Bond, 3.450%, due 2/2/61		$500	$443
Saudi Government International Bond, 3.750%, due 1/21/55		200	192
			1,002

Senegal—0.4%
Senegal Government International Bond, 6.750%, due 3/13/48		200	172

South Africa—1.4%
Republic of South Africa Government International Bond, 5.650%, due 9/27/47		200	174
Republic of South Africa Government International Bond, 5.750%, due 9/30/49		600	523
			697

Sri Lanka—1.4%
Sri Lanka Government International Bond, 6.850%, due 11/3/25		400	198
Sri Lanka Government International Bond, 5.750%, due 4/18/23		200	98
Sri Lanka Government International Bond, 7.850%, due 3/14/29		800	378
			674

Tunisia—0.5%
Banque Centrale de Tunisie International Bond, 5.625%, due 2/17/24	EUR	300	227

Turkey—2.4%
Turkey Government International Bond, 8.600%, due 9/24/27		$500	512
Turkey Government International Bond, 5.950%, due 1/15/31		200	172
Turkey Government International Bond, 4.875%, due 4/16/43		450	318
Turkey Government International Bond, 5.750%, due 5/11/47		200	150
			1,152

Ukraine—1.8%
Ukraine Government International Bond, 7.253%, due 3/15/33		1,800	743
Ukraine Government International Bond, 0.000%, due 5/31/40, VRN(a)		450	137
			880

See accompanying Notes to Portfolio of Investments.

73

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Foreign Government Bonds—(continued)

Uruguay—1.2%
Uruguay Government International Bond, 4.975%, due 4/20/55	$510	$595

Zambia—0.9%
Zambia Government International Bond, 8.500%, due 4/14/24	400	284
Zambia Government International Bond, 8.970%, due 7/30/27	200	141
		425

Total Foreign Government Bonds—61.2% (cost $32,435)		29,528

Foreign Corporate Bonds—29.8%

Azerbaijan—0.4%
State Oil Co. of the Azerbaijan Republic, 6.950%, due 3/18/30	200	222

Brazil—1.5%
Atento Luxco 1 S.A., 8.000%, due 2/10/26	150	152
Itau Unibanco Holding S.A., 5 year CMT + 3.446%, 3.875%, due 4/15/31, VRN	200	189
MV24 Capital BV, 6.748%, due 6/1/34	181	175
Petrorio Luxembourg S.a.r.l., 6.125%, due 6/9/26	200	200
		716

Chile—1.6%
Agrosuper S.A.—144A, 4.600%, due 1/20/32	200	193
CAP S.A., 3.900%, due 4/27/31	250	225
Kenbourne Invest S.A., 4.700%, due 1/22/28	200	176
VTR Finance N.V., 6.375%, due 7/15/28	200	195
		789

China—2.7%
China Evergrande Group, 9.500%, due 3/29/24(b)	300	38

See accompanying Notes to Portfolio of Investments.

74

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Foreign Corporate Bonds—(continued)

China — (continued)
CNAC HK Finbridge Co., Ltd., 3.000%, due 9/22/30	$200	$183
CNAC HK Finbridge Co., Ltd., 4.875%, due 3/14/25	200	205
Huarong Finance 2017 Co., Ltd., 5 year CMT + 6.983%, 4.000%, due 11/7/22, VRN(c)	200	200
Lee & Man Paper Manufacturing, Ltd., 5 year CMT + 8.280%, 5.500%, due 5/29/24, VRN(c)	200	195
Sinochem Offshore Capital Co., Ltd., 2.375%, due 9/23/31	300	258
Sinopec Group Overseas Development 2015, Ltd., 4.100%, due 4/28/45	200	192
Yuzhou Group Holdings Co., Ltd., 7.850%, due 8/12/26(b)	200	28
		1,299

Colombia—1.5%
Bancolombia S.A., 5 year CMT + 2.929%, 4.875%, due 10/18/27, VRN	200	198
Canacol Energy Ltd.—144A, 5.750%, due 11/24/28	200	186
Gran Colombia Gold Corp.—144A, 6.875%, due 8/9/26	200	175
Gran Tierra Energy International Holdings, Ltd., 6.250%, due 2/15/25	200	185
		744

Dominican Republic—0.9%
Aeropuertos Dominicanos Siglo XXI S.A., 6.750%, due 3/30/29	200	193
Empresa Generadora de Electricidad Haina S.A.—144A, 5.625%, due 11/8/28	250	230
		423

Ghana—0.3%
Tullow Oil plc, 7.000%, due 3/1/25	200	166

Guatemala—1.2%
Banco Industrial S.A., 4.875%, due 1/29/31, VRN(a)	200	193
Energuate Trust, 5.875%, due 5/3/27	200	195
Investment Energy Resources Ltd.—144A, 6.250%, due 4/26/29	200	202
		590

India—1.2%
Continuum Energy Levante, 4.500%, due 2/9/27	197	188

See accompanying Notes to Portfolio of Investments.

75

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value

Foreign Corporate Bonds—(continued)

India — (continued)
Export-Import Bank of India, 2.250%, due 1/13/31		$200	$173
Periama Holdings LLC, 5.950%, due 4/19/26		200	203
			564

Indonesia—2.4%
Nickel Mines Ltd.—144A, 6.500%, due 4/1/24		200	185
PT Bank Tabungan Negara Persero Tbk, 4.200%, due 1/23/25		200	193
PT Pertamina Persero, 6.000%, due 5/3/42		200	221
PT Pertamina Persero, 2.300%, due 2/9/31		200	177
PT Pertamina Persero, 3.100%, due 8/27/30		400	379
			1,155

Kazakhstan—1.3%
KazMunayGas National Co. JSC, 5.750%, due 4/19/47		500	444
KazMunayGas National Co. JSC, 3.500%, due 4/14/33		200	165
			609

Malaysia—3.4%
1MDB Global Investments, Ltd., 4.400%, due 3/9/23		1,200	1,168
Dua Capital, Ltd., 2.780%, due 5/11/31		300	270
Petronas Capital, Ltd., 4.550%, due 4/21/50		200	224
			1,662

Mauritius—0.4%
Axian Telecom—144A, 7.375%, due 2/16/27		200	194

Mexico—3.1%
BBVA Bancomer S.A., 5 year CMT + 2.650%, 5.125%, due 1/18/33, VRN		200	188
Credito Real S.A.B. de C.V. SOFOM ER, 5.000%, due 2/1/27	EUR	200	27
Petroleos Mexicanos, 7.690%, due 1/23/50		$500	435
Petroleos Mexicanos, 6.950%, due 1/28/60		500	405
Petroleos Mexicanos, 6.750%, due 9/21/47		538	432
			1,487

See accompanying Notes to Portfolio of Investments.

76

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Foreign Corporate Bonds—(continued)

Mongolia—0.4%
Development Bank of Mongolia, 7.250%, due 10/23/23	$200	$202

Nigeria—0.9%
Fidelity Bank plc—144A, 7.625%, due 10/28/26	200	190
SEPLAT Energy plc, 7.750%, due 4/1/26	250	238
		428

Panama—0.9%
Aeropuerto Internacional de Tocumen S.A., 5.125%, due 8/11/61	250	229
Global Bank Corporation, 3M USD LIBOR + 3.300%, 5.250%, due 4/16/29, VRN(a)	200	189
		418

Qatar—0.8%
Qatar Petroleum —144A, 2.250%, due 7/12/31	400	369

Supranational—0.4%
The African Export-Import Bank—144A, 3.798%, due 5/17/31	200	185

Trinidad And Tobago—0.8%
National Gas Co of Trinidad & Tobago, Ltd., 6.050%, due 1/15/36	200	200
Trinidad Petroleum Holdings, Ltd., 9.750%, due 6/15/26	200	203
		403

Turkey—0.6%
Turkiye Ihracat Kredi Bankasi A.S.—144A, 5.750%, due 7/6/26	300	273

United Arab Emirates—2.4%
Abu Dhabi Government International Bond, 2.700%, due 9/2/70	450	351
DP World, Ltd., 4.700%, due 9/30/49	200	194
Emirate of Dubai Government International Bonds, 3.900%, due 9/9/50	200	171
Finance Department Government of Sharjah, 3.625%, due 3/10/33	300	276
Shelf Drilling Holdings, Ltd., 8.250%, due 2/15/25	200	165
		1,157

Uzbekistan—0.7%
Ipoteka-Bank ATIB, 5.500%, due 11/19/25	200	178

See accompanying Notes to Portfolio of Investments.

77

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Foreign Corporate Bonds—(continued)

Uzbekistan — (continued)
Uzbekneftegaz JSC—144A, 4.750%, due 11/16/28	$200	$165
		343

Total Foreign Corporate Bonds—29.8% (cost $15,529)		14,398

Foreign Municipal Bonds—1.6%

Argentina—1.6%
Provincia de Buenos Aires, 3.900%, due 9/1/37, VRN(a)	400	171
Provincia de Buenos Aires—144A, 3.500%, due 9/1/37, VRN(a)	200	73
Provincia de Buenos Aires—144A, 3.900%, due 9/1/37, VRN(a)	50	21
Provincia de Cordoba, 5.000%, due 12/10/25(a)	350	273
Provincia de Entre Rios Argentina, 5.000%, due 8/8/28, VRN(a)	150	99
Provincia de Neuquen Argentina, 4.625%, due 4/27/30, VRN	200	114
		751

Total Foreign Municipal Bonds—1.6% (cost $810)		751

Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/22, due 4/1/22, repurchase price $2,406, collateralized by U.S. Treasury Bond, 4.250%, due 5/15/39, valued at $2,454	2,406	2,406

Total Repurchase Agreement—5.0% (cost $2,406)		2,406

Total Investments in Securities—97.6% (cost $51,180)		47,083

Total Investments—97.6% (cost $51,180)		47,083

Cash and other assets, less liabilities—2.4%		1,163

Net assets—100.0%		$48,246

(a) Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of March 31, 2022.

(b) = Defaulted securities.

(c) Security is perpetual in nature and has no stated maturity.

144A = Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SOFR = Secured Overnight Financing Rate

VRN = Variable Rate Note

See accompanying Notes to Portfolio of Investments.

78

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2022 (unaudited)

At March 31, 2022, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Sovereign	66.3%
Corporate
Quasi-Sovereign	16.5%
Financials	4.1%
Energy	3.8%
Materials	2.2%
Sovereign	1.8%
Communication Services	1.3%
Utilities	1.0%
Consumer Staples	0.4%
Industrials	0.4%
Consumer Discretionary	0.3%
Sub Sovereign	1.5%
Supranational	0.4%
Total	100.0%

At March 31, 2022, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	95.4%
Euro	4.6%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

79

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

Forward Foreign Currency Contracts

Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	USD (Base) Purchased or Sold	Current Value	Net Unrealized Appreciation (Depreciation)
Purchased
6/15/22	Euro	Citibank N.A. London	1,130	$1,253	$1,253	$—
Sold
6/15/22	Euro	Citibank N.A. London	2,978	3,253	3,303	(50)
						$(50)

Centrally Cleared Interest Rate Swaps

Floating Rate Reference	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
3 Month USD LIBOR	Receive	1.774%	6M	February 2071	LCH	$321	$(21)	$15	$36
6 Month EURIBOR	Receive	(0.250)%	1Y	June 2026	LCH	EUR 157	(1)	9	10
6 Month EURIBOR	Receive	(0.250)%	1Y	June 2028	LCH	EUR 377	6	33	27
6 Month EURIBOR	Receive	0.000%	1Y	June 2031	LCH	EUR 166	(2)	19	21
6 Month EURIBOR	Receive	0.000%	1Y	June 2036	LCH	EUR 347	47	65	18
6 Month EURIBOR	Receive	0.250%	1Y	June 2041	LCH	EUR 620	13	116	103
12 Month SOFR	Receive	1.500%	1Y	December 2031	LCH	$1,279	12	62	50
12 Month SOFR	Receive	1.600%	1Y	December 2036	LCH	1,651	34	96	62
12 Month SOFR	Receive	1.600%	1Y	December 2051	LCH	515	12	40	28
12 Month SOFR	Pay	1.250%	1Y	December 2026	LCH	2,662	(29)	(106)	(77)
12 Month SOFR	Pay	1.100%	1Y	December 2024	LCH	3,416	(45)	(99)	(54)
12 Month SOFR	Pay	1.650%	1Y	December 2041	LCH	354	1	(23)	(24)
12 Month SOFR	Pay	1.400%	1Y	December 2028	LCH	1,989	(8)	(84)	(76)
									$124

Centrally Cleared Credit Default Swaps

Reference Entity	Buy/Sell Protection	Fixed Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Kingdom of Saudi Arabia	Buy	1.000%	3M	June 2026	ICE	$400	$(8)	$(9)	$(1)
Republic of Colombia	Buy	1.000%	3M	December 2031	ICE	800	98	97	(1)
Republic of Argentina	Buy	5.000%	3M	December 2023	ICE	350	58	56	(2)
Republic of Argentina	Buy	1.000%	3M	December 2025	ICE	500	304	283	(21)
United Mexican States	Buy	1.000%	3M	December 2031	ICE	800	56	41	(15)
Republic of Argentina	Sell	5.000%	3M	December 2031	ICE	500	(293)	(294)	(1)
									$(41)

Total net unrealized appreciation (depreciation) on swaps									$83

See accompanying Notes to Portfolio of Investments.

80

Macro Allocation Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Exchange-Traded Funds—65.9%

	Equity Exchange-Traded Funds—61.8%
	Financial Select Sector SPDR Fund	46,500	$1,782
	iShares Core S&P 500 ETF	71,500	32,439
	iShares MSCI Brazil ETF	9,100	344
	iShares MSCI India ETF	14,900	664
	SPDR S&P 500 ETF Trust	81,800	36,944
	Vanguard S&P 500 ETF	78,200	32,466
	Vietnam Enterprise Investments, Ltd. Class “C”	366,491	3,617
	Total Equity Exchange-Traded Funds		108,256

	Fixed Income Exchange-Traded Funds—4.1%
	iShares iBoxx $ Investment Grade Corporate Bond ETF	43,400	5,249
	SPDR Bloomberg Barclays High Yield Bond ETF	18,800	1,927
	Total Fixed Income Exchange-Traded Funds		7,176

	Total Exchange-Traded Funds—65.9% (cost $100,380)		115,432

	Common Stocks—6.0%

	Emerging Asia—1.8%

	Philippines—1.8%
	Ayala Corporation (Industrial conglomerates)	17,285	275
	Ayala Land, Inc. (Real estate management & development)	475,819	321
	Bank of the Philippine Islands (Banks)	109,769	211
	BDO Unibank, Inc. (Banks)	118,831	303
	Globe Telecom, Inc. (Wireless telecommunication services)	1,628	80
	GT Capital Holdings, Inc. (Industrial conglomerates)	6,119	65
	International Container Terminal Services, Inc. (Transportation infrastructure)	61,372	266
	JG Summit Holdings, Inc. (Industrial conglomerates)	177,607	210
	Jollibee Foods Corporation (Hotels, restaurants & leisure)	27,380	119
	Manila Electric Co. (Electric utilities)	14,088	101
	Metro Pacific Investments Corporation (Diversified financial services)	749,188	55
	Metropolitan Bank & Trust Co. (Banks)	109,293	120
*	Monde Nissin Corp. (Food products)	256,484	68
	PLDT, Inc. (Wireless telecommunication services)	4,653	166
	SM Investments Corporation (Industrial conglomerates)	14,523	255
	SM Prime Holdings, Inc. (Real estate management & development)	611,168	446
	Universal Robina Corporation (Food products)	54,400	127
			3,188

	Emerging Latin America—0.8%

	Chile—0.8%
	Banco de Chile (Banks)	2,580,562	277
	Banco de Credito e Inversiones S.A. (Banks)	2,887	104
	Banco Santander Chile (Banks)	3,729,174	210
	Cencosud S.A. (Food & staples retailing)	85,456	168
	Cia Cervecerias Unidas S.A. (Beverages)	8,982	67
	Empresas CMPC S.A. (Paper & forest products)	61,218	113
	Empresas COPEC S.A. (Oil, gas & consumable fuels)	21,782	180

See accompanying Notes to Portfolio of Investments.

81

Macro Allocation Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount		Value

	Common Stocks—(continued)

	Emerging Latin America — (continued)

	Chile—(continued)
	Enel Americas S.A. (Electric utilities)		1,209,182	$146
	Enel Chile S.A. (Electric utilities)		1,595,645	48
	Falabella S.A. (Multiline retail)		43,023	137
				1,450

	Mid-East—0.5%

	Israel—0.5%
*	Check Point Software Technologies, Ltd. (Software)†		1,793	248
*	CyberArk Software, Ltd. (Software)†		1,650	278
*	Tufin Software Technologies, Ltd. (Software)†		28,116	251
				777

	United Kingdom—0.3%
	Avast plc (Software)		29,952	222
*	Darktrace plc (Software)		38,951	229
				451

	United States—2.6%
*	Crowdstrike Holdings, Inc. Class “A” (Software)		1,497	340
*	ForgeRock, Inc. Class “A” (Software)		14,929	327
*	Fortinet, Inc. (Software)		860	294
*	Mandiant, Inc. (Software)		11,139	249
*	Okta, Inc. (IT services)		1,623	245
*	OneSpan, Inc. (Software)		19,345	279
*	Palo Alto Networks, Inc. (Software)		470	293
*	Ping Identity Holding Corporation (Software)		12,834	352
*	Qualys, Inc. (Software)		2,006	286
*	Rapid7, Inc. (Software)		2,470	275
*	SecureWorks Corporation Class “A” (Software)		18,272	242
*	SentinelOne, Inc. Class “A” (Software)		7,385	286
	SolarWinds Corporation (IT services)		21,412	285
*	Tenable Holdings, Inc. (Software)		4,610	266
*	Varonis Systems, Inc. (Software)		6,229	296
*	Zscaler, Inc. (Software)		1,226	296
				4,611

	Total Common Stocks—6.0% (cost $9,835)			10,477

	Foreign Government Bonds—12.6%

	Brazil—4.0%
	Brazil Notas do Tesouro Nacional Serie F, 10.000%, due 1/1/25	BRL	34,420	6,976

See accompanying Notes to Portfolio of Investments.

82

Macro Allocation Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount		Value

Foreign Government Bonds—(continued)

Malaysia—6.1%
Malaysia Government Bond, 3.480%, due 3/15/23	MYR	44,450	$10,694

South Africa—2.5%
Republic of South Africa Government Bond, 7.000%, due 2/28/31	ZAR	75,723	4,323

Total Foreign Government Bonds—12.6% (cost $21,897)			21,993

Preferred Stock—0.4%

Emerging Latin America—0.4%

Chile—0.4%
Sociedad Quimica y Minera de Chile S.A. Class “B” (Chemicals)		7,859	675

Total Preferred Stock—0.4% (cost $401)			675

Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 3/31/22, due 4/1/22, repurchase price $5,877, collateralized by U.S. Treasury Bond, 4.250%, due 5/15/39, valued at $5,994		$5,877	5,877

Total Repurchase Agreement—3.3% (cost $5,877)			5,877

U.S. Government—10.5%
U.S. Treasury Bill, 0.043%, due 5/19/22(a)		1,000	1,000
U.S. Treasury Bill, 0.065%, due 6/16/22(a)		1,500	1,499
U.S. Treasury Bill, 0.139%, due 7/14/22(a)(b)		1,750	1,747
U.S. Treasury Bill, 0.148%, due 8/11/22(a)(b)		1,750	1,745
U.S. Treasury Bill, 0.156%, due 9/8/22(a)(b)		1,750	1,743
U.S. Treasury Bill, 0.171%, due 10/6/22(a)		1,750	1,741
U.S. Treasury Bill, 0.238%, due 11/3/22(a)		1,750	1,739
U.S. Treasury Bill, 0.327%, due 12/1/22(a)(b)		1,750	1,737
U.S. Treasury Bill, 0.572%, due 12/29/22(a)(b)		1,750	1,734
U.S. Treasury Bill, 0.694%, due 1/26/23(a)(b)		1,750	1,730
U.S. Treasury Bill, 1.118%, due 2/23/23(a)		1,750	1,727
U.S. Treasury Bill, 0.000%, due 3/23/23		250	246

Total U.S. Government—10.5% (cost $18,451)			18,388

Total Investments in Securities—98.7% (cost $156,841)			172,842

Cash and other assets, less liabilities—1.3%			2,205

Net assets—100.0%			$175,047

* = Non-income producing security

† = U.S. listed foreign security

(a) Security, or portion of security, is segregated as collateral for centrally cleared swaps and to cover initial margin requirements on open futures contracts aggregating a total value of $12,683 (in thousands).

See accompanying Notes to Portfolio of Investments.

83

Macro Allocation Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

(b) Security, or portion of security, is pledged as collateral for OTC swap contracts, foreign forward currency contracts, and an OTC option aggregating a total value of $2,361 (in thousands).

Written Options Contracts

Description	Counterparty	Exercise Price/ FX Rate	Expiration Date	Number of Contracts	Notional Amount (in thousand)		Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Puts

KOSPI 200 Index	Citibank N.A. London	362.50	04/14/22	(48)	KRW	(4,350,000)	$(30)	$(115)	$85

Forward Foreign Currency Contracts

Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	USD (Base) Purchased or Sold	Current Value	Net Unrealized Appreciation (Depreciation)

Purchased
4/20/22	Brazilian Real	Citibank N.A. London	68,324	$13,566	$14,285	$719
4/20/22	Chilean Peso	Citibank N.A. London	9,305,544	11,450	11,794	344
4/20/22	Chinese Yuan Renminbi	Citibank N.A. London	8,067	1,269	1,268	(1)
4/20/22	Colombian Peso	Citibank N.A. London	69,560,713	18,303	18,397	94
4/20/22	Czech Koruna	Citibank N.A. London	4,133	188	187	(1)
4/20/22	Hong Kong Dollar	Citibank N.A. London	3,932	502	502	—
4/20/22	Indian Rupee	Citibank N.A. London	214,021	2,758	2,812	54
4/20/22	Indonesian Rupiah	Citibank N.A. London	3,615,324	252	252	—
4/20/22	Israeli Shekel	Citibank N.A. London	1,047	328	328	—
4/20/22	Mexican Peso	Citibank N.A. London	187,845	8,700	9,418	718
4/20/22	Philippine Peso	Citibank N.A. London	544,079	10,342	10,504	162
4/20/22	Singapore Dollar	Citibank N.A. London	25,357	18,660	18,707	47
4/20/22	South African Rand	Citibank N.A. London	2,735	187	187	—
4/20/22	South Korean Won	Citibank N.A. London	8,191,422	6,628	6,740	112
4/20/22	Taiwan Dollar	Citibank N.A. London	120,887	4,272	4,222	(50)
6/15/22	Australian Dollar	Citibank N.A. London	1,243	935	931	(4)
6/15/22	British Pound Sterling	Citibank N.A. London	512	674	672	(2)
6/15/22	Canadian Dollar	Citibank N.A. London	1,936	1,555	1,548	(7)
6/15/22	Euro	Citibank N.A. London	391	437	434	(3)
6/15/22	Japanese Yen	Citibank N.A. London	2,202,991	18,877	18,130	(747)
6/15/22	New Zealand Dollar	Citibank N.A. London	1,456	1,012	1,008	(4)
6/15/22	Norwegian Krone	Citibank N.A. London	49,071	5,456	5,571	115
6/15/22	Swedish Krona	Citibank N.A. London	76,935	7,735	8,197	462
6/15/22	Swiss Franc	Citibank N.A. London	272	296	295	(1)
						$2,007
Sold
4/20/22	Brazilian Real	Citibank N.A. London	6,094	$1,271	$1,274	$(3)
4/20/22	Chilean Peso	Citibank N.A. London	224,795	285	285	—
4/20/22	Chinese Yuan Renminbi	Citibank N.A. London	95,158	14,972	14,960	12
4/20/22	Colombian Peso	Citibank N.A. London	3,766,942	1,000	996	4

See accompanying Notes to Portfolio of Investments.

84

Macro Allocation Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

Forward Foreign Currency Contracts – (continued)

Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	USD (Base) Purchased or Sold	Current Value	Net Unrealized Appreciation (Depreciation)

Sold — (continued)
4/20/22	Czech Koruna	Citibank N.A. London	201,278	$8,766	$9,104	$(338)
4/20/22	Hong Kong Dollar	Citibank N.A. London	68,626	8,778	8,762	16
4/20/22	Indian Rupee	Citibank N.A. London	26,571	349	349	—
4/20/22	Indonesian Rupiah	Citibank N.A. London	152,420,591	10,575	10,620	(45)
4/20/22	Israeli Shekel	Citibank N.A. London	52,217	15,984	16,367	(383)
4/20/22	Mexican Peso	Citibank N.A. London	15,195	760	762	(2)
4/20/22	Philippine Peso	Citibank N.A. London	28,800	555	556	(1)
4/20/22	Singapore Dollar	Citibank N.A. London	1,985	1,459	1,464	(5)
4/20/22	South African Rand	Citibank N.A. London	22,651	1,497	1,547	(50)
4/20/22	South Korean Won	Citibank N.A. London	352,303	290	290	—
4/20/22	Thai Baht	Citibank N.A. London	182,209	5,521	5,480	41
6/15/22	Australian Dollar	Citibank N.A. London	24,679	18,007	18,490	(483)
6/15/22	British Pound Sterling	Citibank N.A. London	5,942	7,789	7,804	(15)
6/15/22	Canadian Dollar	Citibank N.A. London	24,565	19,116	19,646	(530)
6/15/22	Euro	Citibank N.A. London	16,733	18,280	18,561	(281)
6/15/22	New Zealand Dollar	Citibank N.A. London	26,559	18,125	18,385	(260)
6/15/22	Norwegian Krone	Citibank N.A. London	2,319	265	263	2
6/15/22	Swedish Krona	Citibank N.A. London	1,788	193	191	2
6/15/22	Swiss Franc	Citibank N.A. London	9,191	9,938	9,976	(38)
						$(2,357)
Total net unrealized appreciation (depreciation) on forward foreign currency contracts						$(350)

Futures Contracts

Number of Contracts	Description	Expiration Date	Local Currency	Notional Value (Local, in Thousands)	Notional Amount (USD)	Notional Value (USD)	Net Unrealized Appreciation (Depreciation)

Long
183	OMXS 30 Index	April 2022	Swedish Krona	38,156	$4,109	$4,058	$(51)
62	CAC 40 Index	April 2022	Euro	4,128	4,519	4,566	47
73	IBEX 35 Index	April 2022	Euro	6,144	6,586	6,797	211
16	FTSE Taiwan Index	April 2022	U.S. Dollar	988	973	988	15
213	MSCI Singapore ETS Index	April 2022	Singapore Dollar	7,132	5,206	5,262	56
186	FTSE KLCI Index	April 2022	Malaysian Ringgit	14,717	3,536	3,500	(36)
97	Euro-Bund	June 2022	Euro	15,390	17,858	17,025	(833)
11	KOSPI 200 Index	June 2022	South Korean Won	1,005,675	788	830	42
38	SPI 200 Index	June 2022	Australian Dollar	7,105	5,049	5,317	268
13	DAX Index	June 2022	Euro	4,691	4,988	5,189	201
148	E-Mini Russell 1000 Index	June 2022	U.S. Dollar	12,072	11,663	12,072	409
132	FTSE 100 Index	June 2022	British Pound Sterling	9,882	12,389	12,981	592

See accompanying Notes to Portfolio of Investments.

85

Macro Allocation Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

Futures Contracts – (continued)

Number of Contracts	Description	Expiration Date	Local Currency	Notional Value (Local, in Thousands)	Notional Amount (USD)	Notional Value (USD)	Net Unrealized Appreciation (Depreciation)

Long — (continued)
11	FTSE MIB Index	June 2022	Euro	1,342	$1,372	$1,485	$113
190	MSCI China Index	June 2022	U.S. Dollar	4,956	4,953	4,956	3
101	MSCI Indonesia Index	June 2022	U.S. Dollar	1,823	1,795	1,823	28
43	MSCI World Energy Index	June 2022	U.S. Dollar	1,747	1,645	1,747	102
5	SWISS Markets Index	June 2022	Swiss Franc	602	616	651	35
86	U.S. 5 Year Treasury Note	June 2022	U.S. Dollar	9,863	10,108	9,863	(245)
							$957
Short
3	Amsterdam Index	April 2022	Euro	434	$453	$481	$(28)
40	Euro-Buxl 30YR Bond	June 2022	Euro	7,448	8,847	8,239	608
8	NIKKEI 225 Index	June 2022	Japanese Yen	111,180	821	913	(92)
24	FTSE/JSE Top 40 Index	June 2022	South African Rand	16,531	1,079	1,131	(52)
62	E-Mini Russell 1000 Index	June 2022	U.S. Dollar	8,659	7,803	8,659	(856)
13	E-mini Russell 2000 Index	June 2022	U.S. Dollar	1,343	1,283	1,343	(60)
274	EURO STOXX 50 Index	June 2022	Euro	10,475	11,132	11,588	(456)
447	EURO STOXX 600 Banks Index	June 2022	Euro	2,986	3,169	3,303	(134)
70	MSCI Emerging Markets Index	June 2022	U.S. Dollar	3,939	3,666	3,939	(273)
3	MSCI Hong Kong Index	June 2022	U.S. Dollar	205	194	205	(11)
140	MSCI Mexico Index	June 2022	U.S. Dollar	4,359	3,918	4,359	(441)
24	NASDAQ 100 E-Mini Index	June 2022	U.S. Dollar	7,137	6,379	7,137	(758)
379	S&P 500 E Mini Index	June 2022	U.S. Dollar	85,858	80,928	85,858	(4,930)
11	S&P E-Mini Com Ser Index	June 2022	U.S. Dollar	990	947	991	(44)
27	XAK Technology	June 2022	U.S. Dollar	4,328	3,906	4,328	(422)
19	XAU Utilities	June 2022	U.S. Dollar	1,426	1,338	1,426	(88)
11	XAY Consumer Discretionary	June 2022	U.S. Dollar	2,058	1,849	2,058	(209)
27	10YR Canada Bond	June 2022	Canadian Dollar	3,525	2,933	2,820	113
62	U.S. 10 Year Treasury Note	June 2022	U.S. Dollar	7,618	7,836	7,618	218
							$(7,915)
Total net unrealized appreciation (depreciation) on futures contracts							$(6,958)

See accompanying Notes to Portfolio of Investments.

86

Macro Allocation Fund

Portfolio of Investments, March 31, 2022 (all dollar amounts in thousands) (unaudited)

Centrally Cleared Interest Rate Swap

Floating Rate Reference	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Brazil CDI ON Deposit Rate	Pay	9.985%	Maturity	January 2025	CME	BRL 41,858	$—	$(251)	$(251)

Total Return Swaps

Reference Entity	Pay/Receive Floating/Fixed Rate	Floating/Fixed Rates	Maturity Dates	Counterparty	Notional Amount (in thousands)	Market Value	Unrealized Appreciation (Depreciation)
CSI 500 Net Total Return Index	Pay	(1,140) bp	Sep 2022	Credit Suisse International	$1,921	$(122)	$(122)
RTS Index Futures**	Pay	0 bp	Apr 2022	Credit Suisse International	2,535	(1,575)	(1,575)
MSCI Philippines Index Future	Pay	0 bp	Jun 2022	Goldman Sachs International	236	7	7
							$(1,690)

Centrally Cleared Credit Default Swaps

Reference Entity	Buy/Sell Protection	Fixed Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
ITRAXX-EUROPE fS37V1-5Y	Sell	1.000%	3M	June 2027	ICE	EUR 3,282	$37	$50	$13

Total net unrealized appreciation (depreciation) on swaps									$(1,928)

** = Fair valued pursuant to Valuation Procedures approved by the Board of Trustees. This holding represents -0.90% of the Fund’s net assets at March 31, 2022.

See accompanying Notes to Portfolio of Investments.

87

Notes to Portfolios of Investments

(1) Significant Accounting Policies

(a) Description of the Trust

William Blair Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end management investment company. As of March 31, 2022, the Trust had the following funds (the “Funds”) available for sale, each with its own investment objective and policies. For each Fund, the number of shares authorized is unlimited.

U.S. Equity Funds	International Equity Funds	Fixed Income Funds
Growth	International Leaders	Bond[2]
Large Cap Growth	International Growth	Short Duration Bond[2]
Mid Cap Growth	Institutional International Growth	Ultra-Short Duration Bond[2]
Mid Cap Value[1]	International Small Cap Growth
Small-Mid Cap Core	Emerging Markets Leaders	Emerging Markets Debt Fund
Small-Mid Cap Growth	Emerging Markets Growth	Emerging Markets Debt
Small Cap Growth	Emerging Markets Small Cap Growth
Small Cap Value	China Growth
Multi-Asset and Alternative Fund
Global Equity Fund		Macro Allocation
Global Leaders

The investment objectives of the Funds are as follows:

U.S. Equity Funds	Long-term capital appreciation.
Global Equity Fund	Long-term capital appreciation.
International Equity Funds	Long-term capital appreciation.
Bond Fund	Outperform the Bloomberg Barclays U.S. Aggregate Index by maximizing total return through a combination of income and capital appreciation.
Short Duration Bond Fund	Generate current income, consistent with relative stability of capital.
Ultra-Short Duration Bond Fund	Maximize total return. Total return includes both income and capital appreciation.
Emerging Markets Debt Fund	Provide attractive risk-adjusted returns relative to the Fund’s benchmark through investments in hard currency denominated debt issued in emerging market countries.
Macro Allocation Fund	Maximize long-term risk-adjusted total return.

1 Effective March 16, 2022 (Commencement of Operations).

2 Effective April 14, 2022, the Bond, Short Duration Bond and Ultra-Short Duration Bond Funds liquidated.

88

(b) Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying collateral. William Blair Investment Management, LLC (“the Adviser”) monitors, on an ongoing basis, the value of the underlying collateral to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements may involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying collateral. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. The Funds have master repurchase agreements which allow the Funds to offset amounts owed to a counterparty with amounts owed from the same counterparty, including any collateral, in the event the counterparty defaults. Each Fund’s outstanding repurchase agreements, if any, and related collateral, are shown on the Fund’s Portfolio of Investments. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. A Fund may, for tax purposes, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

(c) TBA Securities

The Fixed Income Funds may invest in mortgage pass-through securities eligible to be sold in the “to-be announced” market (“TBAs”). TBAs provide for the forward or delayed delivery of the underlying instrument with settlement in up to 180 days. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is generally announced 48 hours before the settlement date. A Fund generally has the ability to close out a TBA obligation on or before the settlement date, rather than take delivery of the security. When a Fund sells TBAs, it incurs risks similar to those incurred in short sales. For example, when a Fund sells TBAs without owning or having the right to obtain the deliverable securities it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold the securities.

(d) Securities Sold, Not Yet Purchased

A Fund may sell a security it does not own (known as selling a security short) in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker through which it made the short sale. A gain, limited to the price at which the fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale. A Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the price at which it sold the security short.

(2) Valuation

(a) Investment Valuation

The value of U.S. equity securities, including exchange-traded funds, is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the mean between the last reported bid and ask prices.

The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the mean between the last reported bid and ask prices. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Funds may use an independent pricing service to fair value price the security as of the close of regular trading on the NYSE. As a result, a Fund’s value for a foreign security may be different from the last sale price (or the mean between the last reported bid and ask prices). As of March 31, 2022, fair valuation estimates for foreign equity securities were obtained.

Fixed income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions.

Repurchase agreements are valued at cost, which approximates fair value.

Option contracts on securities, currencies and other financial instruments traded on one or more exchanges are valued at their most recent sale price on the exchange on which they are traded most extensively. Option contracts on foreign indices are valued at the settlement price. If there were no sales that day or if no settlement price is available, such option contracts are valued at the mean between the last reported bid and ask prices. Option contracts traded in the Over-the-Counter (“OTC”) market shall be valued by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which they are traded most extensively, or if no settlement price is available, at the last sale price as of the close of the exchange. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service.

Swaps that are centrally cleared through an exchange are valued at the most recent settlement price provided by the exchange on which they are cleared. Total return swaps on equities, equity baskets, indices and other financial instruments are valued by an independent pricing service, or if unavailable, based on the security’s or instrument’s underlying reference asset. All other swap contracts are valued by an independent pricing service. Depending on the product and the terms of the transaction, the independent pricing service may use a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates.

Securities, and other assets, for which a market price is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Valuation Procedures approved by the Board of Trustees. The value of these fair valued securities may be different from the last sale price (or the mean between the last reported bid and ask prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

The Funds have limited market value in Russian securities. These Russian assets have been fair valued to reflect the limited liquidity and transferability in the current environment. With the closure of local markets and imposition of sanctions in February and March, there is currently only a limited degree of portfolio management actions possible as most of these assets are either sanctioned and/or cannot be settled. These assets continue to be closely monitored and proactively managed to ensure we comply with all sanctions and to maximize shareholder value where possible.

89

(b) Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. A three-tier hierarchy of inputs is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1—Quoted prices (unadjusted) in active markets for an identical security.

•	Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time at which the net asset value of the Fund is calculated.

•	Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and are based on the best information available.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation methodologies applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Exchange-Traded Securities

Securities traded on a national securities exchange (or reported on the NASDAQ national market), including exchange-traded funds, are stated at the last reported sales price on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the mean between the last reported bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed Income Securities

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agency obligations, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, asset-backed securities, non-U.S. bonds and commercial paper are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the fair value of a security at a particular point in time. The pricing service determines evaluated prices for fixed income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions. Securities that use similar valuation techniques and observable inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase Agreements

Repurchase agreements are valued at cost, which approximates fair value. Repurchase agreements are categorized as Level 2 of the fair value hierarchy.

Derivative Instruments

Listed derivatives, such as certain options and futures contracts, that are actively traded are valued based on quoted prices from the exchange on which they are traded most extensively and are categorized as Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap and certain option contracts related to interest rates, foreign currencies, the credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of OTC derivative products can be modeled by independent pricing services taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of forward foreign currency contracts and interest rate swaps. A substantial majority of OTC derivative products valued by a Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

As of March 31, 2022, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).

90

Investments in securities	Growth	Large Cap Growth	Mid Cap Growth	Mid Cap Value
Level 1 - Quoted prices
Common Stocks	$284,116	$1,248,450	$44,379	$1,554
Level 2 - Other significant observable inputs
Repurchase Agreements	3,944	8,999	—	—
Level 3 - Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$288,060	$1,257,449	$44,379	$1,554

Investments in securities	Small-Mid Cap Core	Small-Mid Cap Growth	Small Cap Growth	Small Cap Value
Level 1 - Quoted prices
Common Stocks	$133,578	$2,583,509	$624,900	$1,414,193
Exchange-Traded Funds	—	—	6,486	—
Level 2 - Other significant observable inputs
Repurchase Agreements	4,429	69,862	16,652	32,642
Level 3 - Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$138,007	$2,653,371	$648,038	$1,446,835

Investments in securities	Global Leaders	International Leaders	International Growth	Institutional International Growth
Level 1 - Quoted prices
Common Stocks	$77,693	$159,765	$268,073	$160,903
Level 2 - Other significant observable inputs
Common Stocks	44,024	1,039,599	1,457,390	874,828
Repurchase Agreements	1,118	21,910	41,650	32,960
Level 3 - Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$122,835	$1,221,274	$1,767,113	$1,068,691

Investments in securities	International Small Cap Growth	Emerging Markets Leaders	Emerging Markets Growth	Emerging Markets Small Cap Growth
Level 1 - Quoted prices
Common Stocks	$36,413	$153,158	$167,876	$87,980
Level 2 - Other significant observable inputs
Common Stocks	259,661	282,250	696,504	368,500
Repurchase Agreements	9,833	9,834	26,557	988
Level 3 - Significant unobservable inputs
None	—	52	—	78
Total investments in securities	$305,907	$445,294	$890,937	$457,546

Investments in securities	China Growth	Bond	Short Duration Bond	Ultra-Short Duration Bond
Level 1 - Quoted prices
None	$—	$—	$—	$—
Level 2 - Other significant observable inputs
Common Stocks	5,624	—	—	—
Repurchase Agreements	187	67,036	20,815	35,251
U.S. Government and U.S. Government Agency	—	7,950	1,820	5,291
Level 3 - Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$5,811	$74,986	$22,635	$40,542

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Investments in securities	Emerging Markets Debt	Macro Allocation
Assets
Level 1 - Quoted prices
Common Stocks	$—	$5,388
Exchange-Traded Funds	—	111,815
Level 2 - Other significant observable inputs
Common Stocks	—	5,089
Exchange-Traded Funds	—	3,617
Preferred Stocks	—	675
Foreign Corporate Obligations	14,419	—
Foreign Government Bonds	29,528	21,993
Foreign Municipal Bonds	730	—
Repurchase Agreements	2,406	5,877
U.S. Government and U.S. Government Agency	—	18,388
Level 3 - Significant unobservable inputs
None	—	—
Liabilities
Level 1 - Quoted prices
None	—	—
Level 2 - Other significant observable inputs
None	—	—
Level 3 - Significant unobservable inputs
None	—	—
Total investments in securities	$47,083	$172,842
Other financial instruments
Assets
Level 1 - Quoted prices
Futures Contracts	$—	$3,061
Level 2 - Other significant observable inputs
Forward Foreign Currency Contracts	—	2,904
Swaps	355	20
Level 3 - Significant unobservable inputs
None	—	—
Liabilities
Level 1 - Quoted prices
Futures Contracts	—	(10,019)
Level 2 - Other significant observable inputs
Forward Foreign Currency Contracts	(50)	(3,254)
Swaps	(272)	(373)
Written Options	—	(30)
Level 3 - Significant unobservable inputs
Swaps	—	(1,575)
Total other financial instruments	$33	$(9,266)

See Portfolio of Investments for Sector Classification.

The fair value estimates for the Level 3 securities in the Emerging Markets Leaders, Emerging Markets Small Cap Growth and Macro Allocation Funds were determined in good faith by the Pricing Committee, pursuant to the Valuation Procedures approved by the Board of Trustees. There were various factors considered in reaching the fair value determination, including, but not limited to, the following: the type of security, the extent of public trading of the security, information obtained for the security, and analysis of the company’s performance and market trends that influence its performance. The Level 3 securities represented 0.01%, 0.02% and (0.90)% as a percentage of net assets in the Emerging Markets Leaders, Emerging Markets Small Cap Growth and Macro Allocation Funds, respectively.

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(3) Financial Derivative Instruments

Each Fund may use derivative instruments to maintain liquidity, to provide hedging, or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in each Fund’s prospectus. Macro Allocation Fund may also use derivative instruments to implement its investment strategy and obtain desired investment exposures, including by taking long or short positions indirectly through derivative instruments such as, but not limited to, futures, swaps, options and forward foreign currency contracts. Such long and short positions may be intended to enhance expected return, reduce expected risk, or both. For additional information regarding the asset class exposures the Macro Allocation Fund typically seeks through futures, swaps, options and forward foreign currency contracts, see the Fund’s principal investment strategy disclosure in its prospectus.

Derivative transactions carry counterparty risk as they are based on contracts between a Fund and the applicable counterparty. For exchange-traded or cleared derivative contracts, such counterparty risk is limited due to the role of the exchange or clearinghouse. OTC derivative contracts, however, are exposed to counterparty risk in the amount of unrealized gains, net of collateral held, for the duration of the contract.

Macro Allocation Fund is subject to certain netting arrangements through International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDAs”). The ISDAs maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. The ISDAs cover certain OTC derivative securities entered into by Macro Allocation Fund with various counterparties and allow Macro Allocation Fund to close out and net its total exposure to a counterparty in the event of a default.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. A futures contract can be closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain the margin deposits on the futures contract.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other liquid assets equal to a certain percentage of the contract amount (“initial margin deposit”). Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund and a cash payment is either made to or received from the broker each day. Gains or losses on futures contracts are recognized but not considered realized until the contracts expire or are closed.

Options

The purchase or sale of an option by a Fund involves the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, either to purchase or sell the underlying security, commodity, or other instrument for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so the investor loses its premium. Writing options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the amount of the premium paid (which could result in a potentially unlimited loss). OTC options also involve counterparty credit risk.

Forward Foreign Currency Contracts

The Global Equity, International Equity, Emerging Markets Debt and Multi-Asset and Alternative Funds may enter into forward foreign currency contracts. When entering into a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. A Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk, credit risk, or both kinds of risks in excess of the amount recognized in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from the price movements in currencies.

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Swap Contracts

Swap agreements may include total return, interest rate, securities index, commodity, security, currency exchange rate, credit default index, volatility and variance swaps. Cleared swaps are transacted through futures commission merchants that are members of central clearing houses with the clearing house serving as a central counterparty similar to transactions in futures contracts. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the change in the value of a particular dollar amount invested, for example, at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause a Fund to lose money. To the extent permitted by its investment policies and restrictions, a Fund may invest in the following types of swaps:

Credit Default Swaps—A Fund may invest in credit default swaps as a means of “buying” credit protection (i.e., attempting to mitigate the risk of default or credit quality deterioration in some portion of a Fund’s holdings) or “selling” credit protection (i.e., attempting to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer). A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event (e.g., a ratings downgrade or default) on an underlying reference obligation, which may be a single debt instrument or baskets or indices of securities. Under current regulatory requirements, a Fund may be a buyer or seller of a credit default swap. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. A Fund adds leverage to its portfolio because the Fund is subject to investment exposure on the notional amount of the swap. The maximum potential amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of the period end for which a Fund is the seller of protection are disclosed in the Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the same Fund for the same referenced entity or entities. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as an indicator of the payment performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, typically represent deterioration of the referenced entities’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap.

Interest Rate Swap—A Fund may invest in interest rate swaps to gain or mitigate exposure to changes in interest rates. Interest rate swap agreements involve a commitment between parties to pay either a fixed interest rate or a floating interest rate based on a notional amount of principal. The parties make payments at predetermined intervals throughout the life of the swap. As a payer, a Fund would make the fixed payment and receive the floating payment. As a receiver, a Fund would make the floating payment and receive the fixed payment.

Total Return Swap—A Fund may invest in total return swaps to gain or mitigate exposure to an underlying security, or securities. Total return swap agreements may involve commitments to pay interest in exchange for the return on the underlying security, or securities. At maturity, a net cash flow is exchanged between the parties based on the total return of the underlying security, or securities, less a financing rate. As a receiver in the transaction, a Fund would receive a payment for a positive return and would make a payment for a negative return. As a payer in the transaction, a Fund would make a payment for a positive return and would receive a payment for a negative return.

Variance Swap—A Fund may invest in variance swaps in order to gain or mitigate its exposure to an underlying reference entity such as a broad based index. A variance swap is an agreement between two parties to exchange cash flows based on the measured variance of a reference entity. The payer agrees to exchange the fixed rate, which is the variance strike price of the reference entity, to the receiver for the floating rate, which is the realized variance price of the reference entity. At the time the trade is originated, the agreed upon variance strike price is generally set so that the fair value of the swap is near zero. At maturity, a net cash flow is exchanged between the parties based on the difference between the final realized variance price of the swap and the variance strike price multiplied by the notional, or vega amount. As a receiver of the floating rate, a Fund would receive a payment if the final realized variance price is greater than the variance strike price and would make a payment if the final realized variance price is less than the variance strike price. As a payer of the floating rate, a Fund would receive a payment if the final realized variance price is less than the variance strike price and would make a payment if the final realized variance price is greater than the variance strike price.

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